UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31st

Date of reporting period: September 30, 2010

Item 1: Schedule of Investments

Vanguard Tax-Managed Growth and Income Fund

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.4%)
McDonald's Corp.	219,347	16,344
Walt Disney Co.	394,198	13,052
* Amazon.com Inc.	72,845	11,441
Home Depot Inc.	343,214	10,873
Comcast Corp. Class A	544,525	9,845
* Ford Motor Co.	708,896	8,677
Target Corp.	148,636	7,943
* DIRECTV Class A	178,554	7,433
Time Warner Inc.	231,711	7,102
Lowe's Cos. Inc.	289,131	6,445
NIKE Inc. Class B	79,574	6,377
News Corp. Class A	469,954	6,138
Viacom Inc. Class B	125,303	4,535
Yum! Brands Inc.	96,184	4,430
Johnson Controls Inc.	138,922	4,237
Time Warner Cable Inc.	73,207	3,952
Starbucks Corp.	152,426	3,899
TJX Cos. Inc.	82,721	3,692
* priceline.com Inc.	9,963	3,471
Carnival Corp.	89,440	3,417
* Kohl's Corp.	63,513	3,346
Staples Inc.	150,760	3,154
Best Buy Co. Inc.	71,378	2,914
Coach Inc.	61,363	2,636
* Discovery Communications Inc. Class A	58,700	2,556
Omnicom Group Inc.	62,175	2,455
* Bed Bath & Beyond Inc.	54,464	2,364
CBS Corp. Class B	140,228	2,224
McGraw-Hill Cos. Inc.	63,869	2,111
Marriott International Inc. Class A	58,924	2,111
Stanley Black & Decker Inc.	34,011	2,084
Starwood Hotels & Resorts Worldwide Inc.	39,111	2,055
Macy's Inc.	86,886	2,006
Mattel Inc.	74,246	1,742
Gap Inc.	90,710	1,691
Fortune Brands Inc.	31,420	1,547
* O'Reilly Automotive Inc.	28,468	1,514
Limited Brands, Inc.	54,668	1,464
VF Corp.	17,842	1,446
Genuine Parts Co.	32,398	1,445
Harley-Davidson Inc.	48,427	1,377
Ross Stores Inc.	24,843	1,357
* AutoZone Inc.	5,922	1,356
Wynn Resorts Ltd.	15,593	1,353
* Apollo Group Inc. Class A	26,005	1,335
JC Penney Co. Inc.	48,775	1,326
Nordstrom Inc.	34,936	1,300
* CarMax Inc.	46,191	1,287

Hasbro Inc.	28,905	1,287
Whirlpool Corp.	15,573	1,261
Tiffany & Co.	26,103	1,227
Darden Restaurants Inc.	28,411	1,215
Expedia Inc.	42,926	1,211
Family Dollar Stores Inc.	27,356	1,208
Polo Ralph Lauren Corp. Class A	13,435	1,207
Newell Rubbermaid Inc.	57,589	1,026
* Interpublic Group of Cos. Inc.	100,909	1,012
Wyndham Worldwide Corp.	36,696	1,008
International Game Technology	61,778	893
Scripps Networks Interactive Inc. Class A	18,381	875
* Urban Outfitters Inc.	26,440	831
H&R Block Inc.	63,683	825
Abercrombie & Fitch Co.	18,328	721
Leggett & Platt Inc.	30,081	685
* Sears Holdings Corp.	9,088	656
DR Horton Inc.	57,555	640
DeVry Inc.	12,889	634
* Pulte Group Inc.	69,607	610
* GameStop Corp. Class A	30,821	607
Gannett Co. Inc.	49,425	604
Comcast Corp. Special Class A Shares	33,914	577
RadioShack Corp.	25,856	551
* Goodyear Tire & Rubber Co.	50,443	542
* Big Lots Inc.	15,556	517
Lennar Corp. Class A	32,569	501
Washington Post Co. Class B	1,250	499
* Harman International Industries Inc.	14,181	474
* AutoNation Inc.	12,949	301
* Office Depot Inc.	57,697	265
Meredith Corp.	7,625	254
* Eastman Kodak Co.	55,136	232
* New York Times Co. Class A	23,562	182
		221,997
Consumer Staples (11.3%)
Procter & Gamble Co.	585,070	35,087
Coca-Cola Co.	475,781	27,843
Wal-Mart Stores Inc.	412,262	22,064
PepsiCo Inc.	327,942	21,788
Philip Morris International Inc.	377,807	21,165
Kraft Foods Inc.	359,234	11,086
Altria Group Inc.	429,323	10,312
CVS Caremark Corp.	279,941	8,810
Colgate-Palmolive Co.	100,141	7,697
Walgreen Co.	200,528	6,718
Costco Wholesale Corp.	90,375	5,828
Kimberly-Clark Corp.	84,349	5,487
General Mills Inc.	132,214	4,831
Archer-Daniels-Midland Co.	131,624	4,201
Sysco Corp.	121,370	3,461
HJ Heinz Co.	65,576	3,106
Kroger Co.	132,477	2,869
Avon Products Inc.	88,243	2,833
Kellogg Co.	53,593	2,707

Lorillard Inc.	31,256	2,510
Mead Johnson Nutrition Co.	42,212	2,402
Coca-Cola Enterprises Inc.	68,560	2,125
Reynolds American Inc.	34,900	2,073
ConAgra Foods Inc.	90,647	1,989
Clorox Co.	28,628	1,911
Sara Lee Corp.	136,828	1,838
Dr Pepper Snapple Group Inc.	49,318	1,752
Safeway Inc.	78,810	1,668
Molson Coors Brewing Co. Class B	32,510	1,535
Hershey Co.	31,835	1,515
JM Smucker Co.	24,628	1,491
Estee Lauder Cos. Inc. Class A	23,557	1,490
Campbell Soup Co.	40,022	1,431
Brown-Forman Corp. Class B	21,350	1,316
McCormick & Co. Inc.	27,343	1,149
* Whole Foods Market Inc.	30,114	1,118
Tyson Foods Inc. Class A	61,531	986
* Constellation Brands Inc. Class A	36,515	646
Hormel Foods Corp.	14,400	642
SUPERVALU Inc.	44,046	508
* Dean Foods Co.	37,100	379
		240,367
Energy (10.9%)
Exxon Mobil Corp.	1,049,233	64,832
Chevron Corp.	414,427	33,589
ConocoPhillips	305,776	17,561
Schlumberger Ltd.	281,660	17,353
Occidental Petroleum Corp.	167,413	13,108
Apache Corp.	75,047	7,337
Halliburton Co.	187,711	6,208
Anadarko Petroleum Corp.	101,888	5,813
Devon Energy Corp.	89,571	5,799
EOG Resources Inc.	52,229	4,856
Marathon Oil Corp.	146,148	4,837
National Oilwell Varco Inc.	86,416	3,843
Baker Hughes Inc.	88,740	3,780
Hess Corp.	60,211	3,560
Chesapeake Energy Corp.	134,735	3,052
Spectra Energy Corp.	133,771	3,016
Peabody Energy Corp.	55,320	2,711
Noble Energy Inc.	36,005	2,704
Murphy Oil Corp.	39,466	2,444
* Southwestern Energy Co.	71,553	2,393
Williams Cos. Inc.	120,855	2,310
* Cameron International Corp.	49,875	2,143
Valero Energy Corp.	116,860	2,046
El Paso Corp.	145,520	1,802
Consol Energy Inc.	46,689	1,726
* FMC Technologies Inc.	24,678	1,685
Pioneer Natural Resources Co.	23,870	1,552
* Denbury Resources Inc.	82,192	1,306
Range Resources Corp.	32,786	1,250
EQT Corp.	30,904	1,114
QEP Resources Inc.	36,068	1,087

* Nabors Industries Ltd.	58,606	1,058
Diamond Offshore Drilling Inc.	14,411	977
Sunoco Inc.	24,888	908
Helmerich & Payne Inc.	21,687	877
* Rowan Cos. Inc.	23,586	716
Massey Energy Co.	21,184	657
Cabot Oil & Gas Corp.	21,569	649
Tesoro Corp.	29,184	390
		233,049
Financials (15.6%)
JPMorgan Chase & Co.	817,007	31,103
Bank of America Corp.	2,067,445	27,104
Wells Fargo & Co.	1,078,280	27,097
* Berkshire Hathaway Inc. Class B	321,899	26,615
* Citigroup Inc.	4,897,623	19,101
Goldman Sachs Group Inc.	106,204	15,355
American Express Co.	215,698	9,066
US Bancorp	394,904	8,538
MetLife Inc.	186,845	7,184
Morgan Stanley	287,838	7,104
Bank of New York Mellon Corp.	250,223	6,538
PNC Financial Services Group Inc.	108,180	5,616
Simon Property Group Inc.	60,382	5,600
Prudential Financial Inc.	96,196	5,212
Travelers Cos. Inc.	96,989	5,053
Aflac Inc.	96,939	5,013
ACE Ltd.	69,800	4,066
State Street Corp.	103,550	3,900
Capital One Financial Corp.	94,186	3,725
Chubb Corp.	64,776	3,692
CME Group Inc.	13,842	3,605
Allstate Corp.	110,976	3,501
BB&T Corp.	142,883	3,441
Franklin Resources Inc.	30,226	3,231
Progressive Corp.	137,493	2,869
* Berkshire Hathaway Inc. Class A	23	2,863
Vornado Realty Trust	33,357	2,853
Charles Schwab Corp.	204,044	2,836
Public Storage	28,689	2,784
Equity Residential	58,395	2,778
Marsh & McLennan Cos. Inc.	111,900	2,699
SunTrust Banks Inc.	102,999	2,660
T Rowe Price Group Inc.	52,970	2,652
Loews Corp.	65,657	2,488
Ameriprise Financial Inc.	51,842	2,454
Northern Trust Corp.	49,848	2,405
Boston Properties Inc.	28,683	2,384
HCP Inc.	63,740	2,293
AON Corp.	55,739	2,180
Hartford Financial Services Group Inc.	91,729	2,105
Invesco Ltd.	96,616	2,051
Fifth Third Bancorp	163,619	1,968
Host Hotels & Resorts Inc.	135,542	1,963
Regions Financial Corp.	259,213	1,884
Discover Financial Services	112,078	1,869

AvalonBay Communities Inc.	17,443	1,813
Principal Financial Group Inc.	65,918	1,709
Ventas Inc.	32,458	1,674
* IntercontinentalExchange Inc.	15,314	1,604
Lincoln National Corp.	65,525	1,567
NYSE Euronext	53,737	1,535
XL Group PLC Class A	70,826	1,534
Unum Group	67,425	1,493
M&T Bank Corp.	17,609	1,441
KeyCorp	180,860	1,440
Comerica Inc.	36,293	1,348
Hudson City Bancorp Inc.	108,819	1,334
Kimco Realty Corp.	83,923	1,322
Health Care REIT Inc.	27,492	1,301
* Genworth Financial Inc. Class A	100,934	1,233
Plum Creek Timber Co. Inc.	33,215	1,172
ProLogis	98,826	1,164
* SLM Corp.	100,304	1,159
* CB Richard Ellis Group Inc. Class A	59,921	1,095
* American International Group Inc.	27,872	1,090
Moody's Corp.	42,140	1,053
People's United Financial Inc.	76,232	998
Cincinnati Financial Corp.	33,795	975
Legg Mason Inc.	32,036	971
* Leucadia National Corp.	40,794	964
Assurant Inc.	22,009	896
Torchmark Corp.	16,666	886
Huntington Bancshares Inc.	148,623	843
Marshall & Ilsley Corp.	109,508	771
Zions Bancorporation	35,940	768
* E*Trade Financial Corp.	40,659	591
* NASDAQ OMX Group Inc.	29,895	581
* First Horizon National Corp.	48,170	550
Apartment Investment & Management Co.	23,892	511
Janus Capital Group Inc.	38,289	419
Federated Investors Inc. Class B	18,395	419
		331,722
Health Care (11.7%)
Johnson & Johnson	567,559	35,166
Pfizer Inc.	1,656,298	28,439
Merck & Co. Inc.	634,375	23,351
Abbott Laboratories	318,243	16,625
* Amgen Inc.	197,488	10,884
Bristol-Myers Squibb Co.	353,466	9,582
UnitedHealth Group Inc.	231,717	8,136
Eli Lilly & Co.	208,975	7,634
Medtronic Inc.	222,534	7,473
* Gilead Sciences Inc.	172,914	6,157
Baxter International Inc.	120,421	5,745
* Celgene Corp.	94,642	5,452
* Express Scripts Inc.	111,765	5,443
* WellPoint Inc.	82,515	4,674
* Medco Health Solutions Inc.	89,375	4,653
Allergan Inc.	63,448	4,221
* Thermo Fisher Scientific Inc.	84,117	4,028

* Genzyme Corp.	52,632	3,726
Becton Dickinson and Co.	47,738	3,537
Stryker Corp.	70,313	3,519
McKesson Corp.	53,935	3,332
* Biogen Idec Inc.	49,860	2,798
Aetna Inc.	86,178	2,724
* St. Jude Medical Inc.	67,308	2,648
Cardinal Health Inc.	72,559	2,397
* Intuitive Surgical Inc.	8,097	2,297
* Zimmer Holdings Inc.	41,518	2,173
CIGNA Corp.	56,220	2,012
* Hospira Inc.	34,354	1,959
* Boston Scientific Corp.	312,216	1,914
* Forest Laboratories Inc.	58,827	1,820
AmerisourceBergen Corp. Class A	57,524	1,764
* Life Technologies Corp.	37,682	1,759
* Humana Inc.	34,762	1,746
* Laboratory Corp. of America Holdings	21,068	1,652
CR Bard Inc.	19,229	1,566
Quest Diagnostics Inc.	30,342	1,531
* Varian Medical Systems Inc.	25,049	1,515
* DaVita Inc.	21,113	1,457
* Waters Corp.	18,858	1,335
* Cerner Corp.	14,719	1,236
* Mylan Inc.	63,519	1,195
* CareFusion Corp.	45,889	1,140
* Cephalon Inc.	15,432	964
DENTSPLY International Inc.	29,453	942
* Watson Pharmaceuticals Inc.	22,177	938
* Coventry Health Care Inc.	30,780	663
PerkinElmer Inc.	24,137	559
Patterson Cos. Inc.	19,340	554
* King Pharmaceuticals Inc.	51,252	510
* Tenet Healthcare Corp.	100,317	473
		248,018
Industrials (10.8%)
General Electric Co.	2,202,974	35,798
United Technologies Corp.	191,500	13,640
United Parcel Service Inc. Class B	204,184	13,617
3M Co.	146,843	12,733
Caterpillar Inc.	129,939	10,224
Boeing Co.	150,746	10,031
Union Pacific Corp.	102,540	8,388
Emerson Electric Co.	155,004	8,162
Honeywell International Inc.	159,061	6,989
Deere & Co.	87,320	6,093
FedEx Corp.	64,797	5,540
General Dynamics Corp.	78,344	4,921
Illinois Tool Works Inc.	103,761	4,879
Norfolk Southern Corp.	76,006	4,523
Danaher Corp.	110,188	4,475
Lockheed Martin Corp.	61,199	4,362
CSX Corp.	78,369	4,335
Tyco International Ltd.	102,772	3,775
Precision Castparts Corp.	29,365	3,740

Cummins Inc.	41,044	3,718
Northrop Grumman Corp.	60,770	3,684
PACCAR Inc.	75,239	3,623
Waste Management Inc.	98,234	3,511
Raytheon Co.	74,995	3,428
Eaton Corp.	34,579	2,852
CH Robinson Worldwide Inc.	34,212	2,392
Parker Hannifin Corp.	33,190	2,325
Expeditors International of Washington Inc.	43,623	2,017
Dover Corp.	38,606	2,016
Southwest Airlines Co.	153,436	2,005
Republic Services Inc. Class A	63,256	1,929
Goodrich Corp.	25,768	1,900
Rockwell Collins Inc.	32,414	1,888
Fluor Corp.	36,990	1,832
Rockwell Automation Inc.	29,103	1,796
ITT Corp.	37,902	1,775
L-3 Communications Holdings Inc.	23,477	1,697
Fastenal Co.	30,541	1,624
WW Grainger Inc.	12,263	1,461
Flowserve Corp.	11,568	1,266
Roper Industries Inc.	19,340	1,261
* Stericycle Inc.	17,664	1,227
Textron Inc.	56,208	1,156
Pall Corp.	24,095	1,003
* Jacobs Engineering Group Inc.	25,845	1,000
Iron Mountain Inc.	41,655	931
Pitney Bowes Inc.	42,481	908
Avery Dennison Corp.	22,687	842
* Quanta Services Inc.	43,469	829
Masco Corp.	73,819	813
Equifax Inc.	25,667	801
Robert Half International Inc.	30,301	788
Dun & Bradstreet Corp.	10,339	766
Cintas Corp.	27,002	744
RR Donnelley & Sons Co.	42,868	727
Snap-On Inc.	11,967	557
Ryder System Inc.	11,004	471
* Raytheon Co. Warrants Exp. 06/16/2011	2,287	21
		229,809
Information Technology (18.8%)
* Apple Inc.	188,250	53,416
Microsoft Corp.	1,569,123	38,428
International Business Machines Corp.	259,942	34,869
* Google Inc. Class A	51,217	26,929
* Cisco Systems Inc.	1,177,295	25,783
Intel Corp.	1,147,768	22,072
Oracle Corp.	797,773	21,420
Hewlett-Packard Co.	467,474	19,667
QUALCOMM Inc.	330,813	14,926
* EMC Corp.	423,201	8,595
Visa Inc. Class A	102,348	7,600
Texas Instruments Inc.	246,248	6,683
Corning Inc.	321,790	5,882
* eBay Inc.	237,907	5,805

* Dell Inc.	348,472	4,516
Mastercard Inc. Class A	19,944	4,467
Automatic Data Processing Inc.	101,246	4,255
* Motorola Inc.	480,079	4,095
* Cognizant Technology Solutions Corp. Class A	61,960	3,995
* Yahoo! Inc.	277,651	3,934
* NetApp Inc.	73,518	3,660
Broadcom Corp. Class A	92,295	3,266
* Juniper Networks Inc.	107,383	3,259
Applied Materials Inc.	275,195	3,214
Xerox Corp.	284,820	2,948
* Adobe Systems Inc.	108,130	2,828
* Salesforce.com Inc.	24,023	2,686
* Citrix Systems Inc.	38,503	2,627
* Intuit Inc.	58,394	2,558
* Symantec Corp.	163,052	2,474
Western Union Co.	136,322	2,409
* Agilent Technologies Inc.	71,247	2,378
Analog Devices Inc.	61,447	1,928
Altera Corp.	63,521	1,916
* Akamai Technologies Inc.	37,453	1,879
Paychex Inc.	66,325	1,823
* SanDisk Corp.	48,185	1,766
Amphenol Corp. Class A	35,863	1,757
CA Inc.	79,585	1,681
* Fiserv Inc.	30,967	1,667
* First Solar Inc.	11,033	1,626
* Red Hat Inc.	39,027	1,600
* Autodesk Inc.	46,833	1,497
* BMC Software Inc.	36,845	1,492
* McAfee Inc.	31,400	1,484
Fidelity National Information Services Inc.	54,541	1,480
Computer Sciences Corp.	31,784	1,462
Linear Technology Corp.	46,247	1,421
Xilinx Inc.	53,236	1,417
* NVIDIA Corp.	117,781	1,376
* Western Digital Corp.	47,324	1,344
* Teradata Corp.	34,359	1,325
* Micron Technology Inc.	176,259	1,271
KLA-Tencor Corp.	34,459	1,214
Microchip Technology Inc.	38,099	1,198
Harris Corp.	26,720	1,183
* VeriSign Inc.	35,931	1,140
* Electronic Arts Inc.	67,555	1,110
* SAIC Inc.	60,568	968
* FLIR Systems Inc.	32,696	840
* Advanced Micro Devices Inc.	116,145	826
* Lexmark International Inc. Class A	16,208	723
National Semiconductor Corp.	49,416	631
* LSI Corp.	131,732	601
Molex Inc.	28,022	587
Tellabs Inc.	78,315	583
Jabil Circuit Inc.	40,340	581
* MEMC Electronic Materials Inc.	47,304	564
* JDS Uniphase Corp.	45,491	564

Total System Services Inc.	34,198	521
* Novellus Systems Inc.	18,848	501
* Novell Inc.	72,081	430
* Teradyne Inc.	37,500	418
* Compuware Corp.	46,576	397
* QLogic Corp.	22,386	395
* Monster Worldwide Inc.	26,188	339
		401,170
Materials (3.6%)
EI du Pont de Nemours & Co.	186,814	8,336
Freeport-McMoRan Copper & Gold Inc.	96,958	8,279
Dow Chemical Co.	238,994	6,563
Newmont Mining Corp.	101,383	6,368
Praxair Inc.	63,134	5,698
Monsanto Co.	111,314	5,335
Air Products & Chemicals Inc.	43,732	3,622
Alcoa Inc.	210,403	2,548
Nucor Corp.	64,890	2,479
PPG Industries Inc.	34,024	2,477
Ecolab Inc.	47,979	2,434
International Paper Co.	89,918	1,956
Cliffs Natural Resources Inc.	28,032	1,792
Weyerhaeuser Co.	110,873	1,747
Sigma-Aldrich Corp.	25,140	1,518
CF Industries Holdings Inc.	14,689	1,403
Sherwin-Williams Co.	18,654	1,402
United States Steel Corp.	29,680	1,301
Ball Corp.	18,807	1,107
Eastman Chemical Co.	14,822	1,097
Airgas Inc.	15,297	1,039
FMC Corp.	15,064	1,031
Vulcan Materials Co.	26,230	968
Allegheny Technologies Inc.	20,320	944
* Owens-Illinois Inc.	33,585	942
* Pactiv Corp.	27,557	909
MeadWestvaco Corp.	35,459	864
International Flavors & Fragrances Inc.	16,354	794
Sealed Air Corp.	33,092	744
Bemis Co. Inc.	22,450	713
* Titanium Metals Corp.	17,700	353
AK Steel Holding Corp.	23,000	318
		77,081
Telecommunication Services (3.2%)
AT&T Inc.	1,217,576	34,823
Verizon Communications Inc.	582,696	18,990
* American Tower Corp. Class A	82,779	4,243
* Sprint Nextel Corp.	614,966	2,847
CenturyLink Inc.	61,965	2,445
Qwest Communications International Inc.	359,415	2,254
Frontier Communications Corp.	204,506	1,671
Windstream Corp.	99,458	1,222
* MetroPCS Communications Inc.	54,228	567
		69,062

Utilities (3.7%)
Southern Co.	171,203	6,376
Exelon Corp.	136,186	5,799
Dominion Resources Inc.	121,291	5,296
Duke Energy Corp.	271,698	4,812
NextEra Energy Inc.	85,618	4,657
PG&E Corp.	80,381	3,651
American Electric Power Co. Inc.	98,852	3,581
Public Service Enterprise Group Inc.	104,234	3,448
Entergy Corp.	38,535	2,949
Consolidated Edison Inc.	58,232	2,808
Sempra Energy	51,052	2,747
PPL Corp.	99,339	2,705
Progress Energy Inc.	60,240	2,676
FirstEnergy Corp.	63,030	2,429
Edison International	67,333	2,316
Xcel Energy Inc.	94,724	2,176
DTE Energy Co.	34,679	1,593
* AES Corp.	137,535	1,561
Ameren Corp.	49,121	1,395
Wisconsin Energy Corp.	24,121	1,394
CenterPoint Energy Inc.	86,088	1,353
Constellation Energy Group Inc.	41,476	1,337
* NRG Energy Inc.	52,474	1,092
Northeast Utilities	36,159	1,069
NiSource Inc.	57,143	994
Oneok Inc.	21,862	985
SCANA Corp.	23,088	931
Pinnacle West Capital Corp.	22,440	926
Pepco Holdings Inc.	46,355	862
Allegheny Energy Inc.	34,800	853
CMS Energy Corp.	47,341	853
Integrys Energy Group Inc.	15,773	821
TECO Energy Inc.	43,950	761
Nicor Inc.	9,280	425
		77,631
Total Common Stocks (Cost $2,066,774)		2,129,906
Other Assets and Liabilities-Net (0.0%)		358
Net Assets (100%)		2,130,264
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Tax-Managed Growth and Income Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At September 30, 2010, the cost of investment securities for tax purposes was $2,066,774,000. Net unrealized appreciation of investment securities for tax purposes was $63,132,000, consisting of unrealized gains of $372,255,000 on securities that had risen in value since their purchase and $309,123,000 in unrealized losses on securities that had fallen in value since their purchase.

Tax-Managed Growth and Income Fund

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.2%)
McDonald's Corp.	306,260	22,819
Walt Disney Co.	611,436	20,245
* Amazon.com Inc.	113,600	17,842
Home Depot Inc.	480,000	15,206
Comcast Corp. Class A	755,371	13,657
Target Corp.	243,300	13,002
* DIRECTV Class A	299,553	12,470
* Ford Motor Co.	998,028	12,216
Time Warner Inc.	376,649	11,544
Lowe's Cos. Inc.	498,600	11,114
NIKE Inc. Class B	127,200	10,194
News Corp. Class A	778,830	10,172
Yum! Brands Inc.	173,360	7,985
Johnson Controls Inc.	237,600	7,247
Starbucks Corp.	274,352	7,018
* Kohl's Corp.	126,650	6,672
Viacom Inc. Class B	171,033	6,190
Best Buy Co. Inc.	141,084	5,760
Coach Inc.	127,900	5,495
* Bed Bath & Beyond Inc.	119,717	5,197
Time Warner Cable Inc.	94,542	5,104
Starwood Hotels & Resorts Worldwide Inc.	89,818	4,720
Marriott International Inc. Class A	125,975	4,514
* Liberty Media Corp. - Interactive	318,926	4,372
McGraw-Hill Cos. Inc.	122,900	4,063
* O'Reilly Automotive Inc.	75,748	4,030
Gap Inc.	211,887	3,950
* BorgWarner Inc.	74,400	3,915
* CarMax Inc.	139,546	3,888
* AutoZone Inc.	16,700	3,823
* Apollo Group Inc. Class A	71,129	3,652
* Dollar Tree Inc.	74,751	3,645
Darden Restaurants Inc.	83,850	3,587
Expedia Inc.	124,613	3,515
* Las Vegas Sands Corp.	100,440	3,500
* Discovery Communications Inc.	90,137	3,442
Hasbro Inc.	77,100	3,432
* Sirius XM Radio Inc.	2,804,000	3,365
Polo Ralph Lauren Corp. Class A	37,000	3,325
Advance Auto Parts Inc.	56,402	3,310
Ross Stores Inc.	60,296	3,293
PetSmart Inc.	85,700	3,000
Scripps Networks Interactive Inc. Class A	62,170	2,958
* Interpublic Group of Cos. Inc.	294,400	2,953
DeVry Inc.	59,639	2,935
* NVR Inc.	4,440	2,875
Phillips-Van Heusen Corp.	46,281	2,784
* Toll Brothers Inc.	144,600	2,750
John Wiley & Sons Inc. Class A	58,700	2,398

* MGM Resorts International	208,690	2,354
* Liberty Global Inc.	75,207	2,298
Gentex Corp.	116,252	2,268
* AutoNation Inc.	96,025	2,233
* Office Depot Inc.	479,200	2,204
CBS Corp. Class B	127,174	2,017
Omnicom Group Inc.	50,600	1,998
Staples Inc.	94,495	1,977
Brinker International Inc.	102,750	1,938
International Game Technology	129,600	1,873
* Mohawk Industries Inc.	34,700	1,850
* Lamar Advertising Co. Class A	56,186	1,788
* Liberty Global Inc. Class A	55,398	1,707
* Pulte Group Inc.	187,674	1,644
Stanley Black & Decker Inc.	26,745	1,639
Harley-Davidson Inc.	56,800	1,615
* Harman International Industries Inc.	43,600	1,457
Virgin Media Inc.	62,269	1,433
Cablevision Systems Corp. Class A	54,344	1,423
Weight Watchers International Inc.	45,200	1,410
DR Horton Inc.	126,366	1,405
Macy's Inc.	56,800	1,312
* Career Education Corp.	60,400	1,297
RadioShack Corp.	58,000	1,237
Nordstrom Inc.	32,300	1,202
* Liberty Media Corp. - Starz	16,392	1,064
* Dollar General Corp.	36,000	1,053
Foot Locker Inc.	70,600	1,026
American Eagle Outfitters Inc.	66,991	1,002
Abercrombie & Fitch Co.	23,300	916
* Liberty Media Corp. - Capital	16,431	855
Mattel Inc.	36,032	845
Lennar Corp. Class A	54,600	840
TJX Cos. Inc.	12,976	579
* Sears Holdings Corp.	7,200	519
Comcast Corp. Special Class A Shares	26,219	446
International Speedway Corp. Class A	12,878	314
Chico's FAS Inc.	28,340	298
* Madison Square Garden Inc. Class A	13,586	286
* Education Management Corp.	18,200	267
* Hanesbrands Inc.	9,675	250
Washington Post Co. Class B	520	208
Wynn Resorts Ltd.	2,000	174
Lennar Corp. Class B	8,300	102
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	2,684	—
		379,766
Consumer Staples (10.5%)
Procter & Gamble Co.	856,178	51,345
Coca-Cola Co.	637,700	37,318
Wal-Mart Stores Inc.	619,828	33,173
PepsiCo Inc.	490,139	32,565
Philip Morris International Inc.	494,509	27,702
CVS Caremark Corp.	443,754	13,965
Kraft Foods Inc.	348,826	10,765
Walgreen Co.	307,300	10,295
Costco Wholesale Corp.	156,100	10,067
Altria Group Inc.	391,663	9,408

Colgate-Palmolive Co.	115,900	8,908
Archer-Daniels-Midland Co.	243,273	7,765
Kroger Co.	263,700	5,712
Coca-Cola Enterprises Inc.	153,000	4,743
Clorox Co.	69,120	4,614
Dr Pepper Snapple Group Inc.	114,200	4,056
Hershey Co.	81,300	3,869
Estee Lauder Cos. Inc. Class A	60,000	3,794
Bunge Ltd.	62,800	3,715
Safeway Inc.	170,462	3,607
Brown-Forman Corp. Class B	57,846	3,566
Campbell Soup Co.	97,400	3,482
Molson Coors Brewing Co. Class B	71,900	3,395
General Mills Inc.	88,800	3,245
McCormick & Co. Inc.	76,100	3,199
Alberto-Culver Co. Class B	82,614	3,110
Church & Dwight Co. Inc.	47,100	3,059
Kimberly-Clark Corp.	46,540	3,027
JM Smucker Co.	49,024	2,967
* Energizer Holdings Inc.	44,128	2,967
Tyson Foods Inc. Class A	177,944	2,851
* Constellation Brands Inc. Class A	159,300	2,818
* Hansen Natural Corp.	60,300	2,811
Hormel Foods Corp.	62,600	2,792
Corn Products International Inc.	72,200	2,708
* Green Mountain Coffee Roasters Inc.	86,509	2,698
* Smithfield Foods Inc.	150,135	2,527
Mead Johnson Nutrition Co.	42,525	2,420
Kellogg Co.	44,300	2,238
Del Monte Foods Co.	169,460	2,222
* NBTY Inc.	37,300	2,051
Avon Products Inc.	59,300	1,904
* Ralcorp Holdings Inc.	29,009	1,696
* Central European Distribution Corp.	72,480	1,618
* Dean Foods Co.	122,475	1,250
* Whole Foods Market Inc.	32,840	1,219
Sara Lee Corp.	44,600	599
Sysco Corp.	17,111	488
* BJ's Wholesale Club Inc.	9,300	386
ConAgra Foods Inc.	11,200	246
Reynolds American Inc.	106	6
		356,951
Energy (10.6%)
Exxon Mobil Corp.	1,494,064	92,318
Chevron Corp.	582,638	47,223
Schlumberger Ltd.	375,599	23,141
ConocoPhillips	354,040	20,333
Occidental Petroleum Corp.	190,339	14,904
Apache Corp.	114,662	11,209
Anadarko Petroleum Corp.	176,016	10,042
Devon Energy Corp.	148,622	9,622
EOG Resources Inc.	88,300	8,209
National Oilwell Varco Inc.	165,541	7,362
Baker Hughes Inc.	162,171	6,908
Hess Corp.	109,600	6,480
Noble Energy Inc.	77,200	5,797
Peabody Energy Corp.	116,900	5,729

Halliburton Co.	158,200	5,232
* Cameron International Corp.	116,802	5,018
* Southwestern Energy Co.	145,600	4,869
Williams Cos. Inc.	247,700	4,734
* FMC Technologies Inc.	64,750	4,422
* Newfield Exploration Co.	74,600	4,285
Pioneer Natural Resources Co.	60,337	3,924
EQT Corp.	90,900	3,278
Valero Energy Corp.	182,480	3,195
Range Resources Corp.	82,500	3,146
* Pride International Inc.	106,400	3,131
QEP Resources Inc.	103,165	3,109
Cimarex Energy Co.	46,499	3,077
Helmerich & Payne Inc.	67,580	2,734
* Dresser-Rand Group Inc.	73,355	2,706
Diamond Offshore Drilling Inc.	39,700	2,690
Marathon Oil Corp.	81,100	2,684
* Mariner Energy Inc.	105,352	2,553
Southern Union Co.	105,700	2,543
* Rowan Cos. Inc.	80,600	2,447
* Concho Resources Inc.	35,300	2,336
Cabot Oil & Gas Corp.	74,535	2,244
SM Energy Co.	55,949	2,096
* Continental Resources Inc.	43,900	2,035
Arch Coal Inc.	73,400	1,961
* Forest Oil Corp.	65,300	1,939
* Plains Exploration & Production Co.	66,760	1,780
Consol Energy Inc.	33,900	1,253
Core Laboratories NV	13,246	1,166
* Denbury Resources Inc.	69,943	1,111
* SandRidge Energy Inc.	191,814	1,090
Chesapeake Energy Corp.	25,211	571
* Ultra Petroleum Corp.	12,870	540
* Unit Corp.	12,800	477
Patterson-UTI Energy Inc.	21,200	362
* Quicksilver Resources Inc.	26,420	333
* Superior Energy Services Inc.	1,048	28
		360,376
Financials (15.6%)
* Berkshire Hathaway Inc. Class B	519,100	42,919
JPMorgan Chase & Co.	1,079,621	41,101
Bank of America Corp.	2,967,633	38,906
Wells Fargo & Co.	1,268,008	31,865
* Citigroup Inc.	6,558,593	25,578
Goldman Sachs Group Inc.	139,830	20,217
American Express Co.	331,300	13,924
Simon Property Group Inc.	98,548	9,139
Aflac Inc.	172,500	8,920
Prudential Financial Inc.	161,904	8,772
US Bancorp	392,700	8,490
State Street Corp.	191,478	7,211
MetLife Inc.	175,820	6,760
Morgan Stanley	264,800	6,535
Franklin Resources Inc.	60,400	6,457
Bank of New York Mellon Corp.	224,606	5,869
Progressive Corp.	276,700	5,775
Public Storage	58,200	5,648

SunTrust Banks Inc.	216,990	5,605
Ameriprise Financial Inc.	115,860	5,484
Travelers Cos. Inc.	101,877	5,308
Loews Corp.	138,908	5,265
Charles Schwab Corp.	377,200	5,243
Boston Properties Inc.	60,200	5,004
T Rowe Price Group Inc.	92,978	4,655
Host Hotels & Resorts Inc.	318,972	4,619
Discover Financial Services	276,700	4,615
PNC Financial Services Group Inc.	82,831	4,300
Fifth Third Bancorp	352,920	4,246
AvalonBay Communities Inc.	38,375	3,988
Capital One Financial Corp.	99,600	3,939
CME Group Inc.	14,701	3,829
Unum Group	166,800	3,695
* CB Richard Ellis Group Inc. Class A	183,465	3,354
SL Green Realty Corp.	51,910	3,287
Plum Creek Timber Co. Inc.	91,500	3,230
Allstate Corp.	102,300	3,228
M&T Bank Corp.	38,600	3,158
Jones Lang LaSalle Inc.	36,450	3,144
Principal Financial Group Inc.	120,400	3,121
Hudson City Bancorp Inc.	251,902	3,088
Assurant Inc.	75,300	3,065
* Arch Capital Group Ltd.	36,000	3,017
Torchmark Corp.	55,500	2,949
General Growth Properties Inc.	188,571	2,942
* Affiliated Managers Group Inc.	36,800	2,871
Reinsurance Group of America Inc. Class A	58,819	2,840
* TD Ameritrade Holding Corp.	174,400	2,816
* Leucadia National Corp.	117,400	2,773
WR Berkley Corp.	102,297	2,769
* Markel Corp.	7,930	2,733
* Popular Inc.	925,168	2,683
Hospitality Properties Trust	119,270	2,663
Douglas Emmett Inc.	147,673	2,586
Cullen/Frost Bankers Inc.	47,600	2,564
SEI Investments Co.	123,770	2,517
Eaton Vance Corp.	86,202	2,503
* First Horizon National Corp.	219,299	2,502
BlackRock Inc.	14,450	2,460
Developers Diversified Realty Corp.	216,364	2,428
Brown & Brown Inc.	118,600	2,394
HCC Insurance Holdings Inc.	91,600	2,390
East West Bancorp Inc.	146,400	2,383
Lincoln National Corp.	99,383	2,377
* AmeriCredit Corp.	95,697	2,341
Hanover Insurance Group Inc.	49,600	2,331
* Alleghany Corp.	7,596	2,302
Alexandria Real Estate Equities Inc.	32,600	2,282
Commerce Bancshares Inc.	60,655	2,280
People's United Financial Inc.	174,014	2,278
Raymond James Financial Inc.	89,650	2,271
Associated Banc-Corp	170,670	2,251
Transatlantic Holdings Inc.	44,114	2,242
City National Corp.	42,000	2,229
Zions Bancorporation	103,678	2,215
* St. Joe Co.	84,240	2,095

Camden Property Trust	42,400	2,034
Wesco Financial Corp.	5,590	2,002
Lazard Ltd. Class A	55,686	1,953
* CNA Financial Corp.	69,500	1,945
StanCorp Financial Group Inc.	50,600	1,923
Janus Capital Group Inc.	173,200	1,896
TFS Financial Corp.	199,854	1,837
First Citizens BancShares Inc. Class A	9,642	1,786
Kimco Realty Corp.	112,300	1,769
Chubb Corp.	30,900	1,761
Digital Realty Trust Inc.	28,440	1,755
Moody's Corp.	70,100	1,751
BOK Financial Corp.	38,571	1,741
Northern Trust Corp.	34,773	1,677
* Forest City Enterprises Inc. Class A	123,815	1,588
White Mountains Insurance Group Ltd.	4,921	1,518
Legg Mason Inc.	47,500	1,440
New York Community Bancorp Inc.	86,400	1,404
* SLM Corp.	110,900	1,281
Federated Investors Inc. Class B	56,200	1,279
BB&T Corp.	53,000	1,276
Wilmington Trust Corp.	141,537	1,271
* American International Group Inc.	32,021	1,252
* Genworth Financial Inc. Class A	96,700	1,182
KeyCorp	139,169	1,108
American Financial Group Inc.	32,200	985
AMB Property Corp.	36,604	969
* NASDAQ OMX Group Inc.	49,500	962
Bank of Hawaii Corp.	20,100	903
BRE Properties Inc.	21,500	892
Hartford Financial Services Group Inc.	34,600	794
Apartment Investment & Management Co.	36,403	778
Federal Realty Investment Trust	8,200	670
AON Corp.	16,400	641
Taubman Centers Inc.	11,300	504
ACE Ltd.	8,427	491
Marshall & Ilsley Corp.	49,700	350
* GLG Partners Inc.	75,400	339
Invesco Ltd.	12,010	255
ProLogis	18,393	217
* MBIA Inc.	11,300	114
BancorpSouth Inc.	4,000	57
Essex Property Trust Inc.	300	33
		528,216
Health Care (11.8%)
Johnson & Johnson	810,598	50,225
Pfizer Inc.	2,138,984	36,726
Merck & Co. Inc.	790,626	29,103
Abbott Laboratories	407,600	21,293
* Amgen Inc.	310,325	17,102
UnitedHealth Group Inc.	367,662	12,909
* Gilead Sciences Inc.	293,100	10,437
* Celgene Corp.	162,600	9,367
Medtronic Inc.	263,600	8,852
Bristol-Myers Squibb Co.	312,841	8,481
* WellPoint Inc.	149,716	8,480
* Medco Health Solutions Inc.	159,842	8,321

* Express Scripts Inc.	168,324	8,197
Allergan Inc.	114,530	7,620
* Thermo Fisher Scientific Inc.	156,106	7,474
* Genzyme Corp.	101,900	7,214
Baxter International Inc.	127,341	6,075
Becton Dickinson and Co.	80,600	5,972
* Biogen Idec Inc.	103,861	5,829
Eli Lilly & Co.	156,295	5,709
Aetna Inc.	180,044	5,691
* St. Jude Medical Inc.	139,832	5,501
Stryker Corp.	109,200	5,465
Cardinal Health Inc.	145,512	4,808
CIGNA Corp.	129,300	4,626
McKesson Corp.	73,424	4,536
* Forest Laboratories Inc.	142,600	4,411
* Hospira Inc.	77,140	4,398
* Zimmer Holdings Inc.	81,170	4,248
AmerisourceBergen Corp. Class A	132,300	4,056
* Life Technologies Corp.	86,835	4,054
* Humana Inc.	79,300	3,984
* Laboratory Corp. of America Holdings	50,700	3,976
Quest Diagnostics Inc.	76,800	3,876
* Waters Corp.	52,900	3,744
* Mylan Inc.	183,837	3,458
* Endo Pharmaceuticals Holdings Inc.	98,700	3,281
Perrigo Co.	50,840	3,265
* Henry Schein Inc.	55,100	3,228
DENTSPLY International Inc.	98,300	3,143
* Mettler-Toledo International Inc.	23,900	2,974
* Watson Pharmaceuticals Inc.	70,000	2,962
Universal Health Services Inc. Class B	67,400	2,619
PerkinElmer Inc.	106,204	2,458
CR Bard Inc.	29,300	2,386
Beckman Coulter Inc.	47,600	2,322
Patterson Cos. Inc.	73,530	2,107
Pharmaceutical Product Development Inc.	84,803	2,102
Teleflex Inc.	37,000	2,101
* Health Net Inc.	74,200	2,018
Lincare Holdings Inc.	78,950	1,981
* CareFusion Corp.	72,756	1,807
* Coventry Health Care Inc.	81,025	1,744
* King Pharmaceuticals Inc.	174,543	1,738
* Varian Medical Systems Inc.	26,500	1,603
* Dendreon Corp.	35,345	1,456
* Boston Scientific Corp.	205,500	1,260
Covidien PLC	29,700	1,194
* Kinetic Concepts Inc.	31,000	1,134
* Abraxis BioScience Inc.	14,415	1,115
* Amylin Pharmaceuticals Inc.	47,800	997
Omnicare Inc.	40,900	977
* Cephalon Inc.	10,500	656
* DaVita Inc.	2,200	152
Techne Corp.	2,000	123
		401,121
Industrials (11.1%)
General Electric Co.	2,792,272	45,374
United Technologies Corp.	280,100	19,951

Boeing Co.	236,770	15,755
3M Co.	154,200	13,371
Union Pacific Corp.	123,914	10,136
United Parcel Service Inc. Class B	147,300	9,823
FedEx Corp.	110,700	9,465
Caterpillar Inc.	107,695	8,473
Norfolk Southern Corp.	134,900	8,028
CSX Corp.	142,600	7,889
Danaher Corp.	194,200	7,886
General Dynamics Corp.	124,400	7,813
Illinois Tool Works Inc.	163,500	7,688
Emerson Electric Co.	142,400	7,499
Deere & Co.	104,800	7,313
Cummins Inc.	80,300	7,274
Precision Castparts Corp.	55,600	7,081
PACCAR Inc.	142,910	6,881
Honeywell International Inc.	131,400	5,774
CH Robinson Worldwide Inc.	76,100	5,321
Parker Hannifin Corp.	74,200	5,198
Lockheed Martin Corp.	72,700	5,182
Waste Management Inc.	140,297	5,014
Expeditors International of Washington Inc.	105,061	4,857
Southwest Airlines Co.	351,687	4,596
Northrop Grumman Corp.	72,268	4,382
Rockwell Collins Inc.	73,700	4,293
Fluor Corp.	86,200	4,269
ITT Corp.	87,100	4,079
WW Grainger Inc.	33,400	3,978
Joy Global Inc.	56,500	3,973
Raytheon Co. Exp. 06/10/2011	85,833	3,923
L-3 Communications Holdings Inc.	54,000	3,903
Flowserve Corp.	34,700	3,797
Fastenal Co.	69,000	3,670
Roper Industries Inc.	54,700	3,565
* Stericycle Inc.	51,108	3,551
AMETEK Inc.	69,600	3,325
Bucyrus International Inc. Class A	47,739	3,311
Pall Corp.	78,300	3,260
* Jacobs Engineering Group Inc.	77,700	3,007
Equifax Inc.	93,200	2,908
Manpower Inc.	54,600	2,850
Donaldson Co. Inc.	60,000	2,828
JB Hunt Transport Services Inc.	79,500	2,759
IDEX Corp.	76,800	2,727
* WABCO Holdings Inc.	64,441	2,703
Dun & Bradstreet Corp.	36,200	2,684
* Quanta Services Inc.	136,100	2,597
Iron Mountain Inc.	114,088	2,549
* Alliant Techsystems Inc.	33,100	2,496
* Terex Corp.	108,066	2,477
MSC Industrial Direct Co. Class A	44,700	2,416
SPX Corp.	37,400	2,367
Landstar System Inc.	59,289	2,290
Robert Half International Inc.	87,500	2,275
Toro Co.	40,100	2,255
KBR Inc.	89,249	2,199
* Oshkosh Corp.	79,200	2,178
* Owens Corning	83,900	2,150

* CNH Global NV	58,500	2,143
Valmont Industries Inc.	29,537	2,138
Carlisle Cos. Inc.	65,200	1,953
Cintas Corp.	70,766	1,950
* USG Corp.	143,460	1,892
Con-way Inc.	54,200	1,680
Manitowoc Co. Inc.	134,774	1,632
Wabtec Corp.	33,000	1,577
Lennox International Inc.	35,090	1,463
* Verisk Analytics Inc. Class A	51,500	1,442
Textron Inc.	61,020	1,254
UTi Worldwide Inc.	77,587	1,248
* Navistar International Corp.	28,500	1,244
Gardner Denver Inc.	19,846	1,065
Tyco International Ltd.	25,300	929
Graco Inc.	27,658	878
Republic Services Inc. Class A	19,512	595
Ryder System Inc.	3,600	154
* AGCO Corp.	3,600	140
* KAR Auction Services Inc.	10,953	138
TransDigm Group Inc.	1,380	86
* Raytheon Co. Warrants	2,285	21
		377,258
Information Technology (18.7%)
* Apple Inc.	268,000	76,045
Microsoft Corp.	2,269,000	55,568
International Business Machines Corp.	381,958	51,236
* Google Inc. Class A	73,820	38,814
* Cisco Systems Inc.	1,715,600	37,572
Oracle Corp.	1,162,334	31,209
Hewlett-Packard Co.	710,258	29,881
Intel Corp.	1,539,200	29,599
QUALCOMM Inc.	415,720	18,757
* EMC Corp.	677,500	13,760
Visa Inc. Class A	157,298	11,681
Texas Instruments Inc.	417,800	11,339
* eBay Inc.	405,914	9,904
Corning Inc.	504,200	9,217
Mastercard Inc. Class A	35,790	8,017
* Yahoo! Inc.	518,300	7,344
* NetApp Inc.	137,963	6,869
Broadcom Corp. Class A	191,450	6,775
Xerox Corp.	577,604	5,978
* Citrix Systems Inc.	80,756	5,511
* Adobe Systems Inc.	210,600	5,507
* Cognizant Technology Solutions Corp. Class A	85,137	5,489
Western Union Co.	309,895	5,476
* Intuit Inc.	124,185	5,441
* Dell Inc.	415,500	5,385
* Symantec Corp.	351,351	5,330
* Agilent Technologies Inc.	151,106	5,042
Applied Materials Inc.	417,500	4,876
Altera Corp.	150,847	4,550
Amphenol Corp. Class A	89,500	4,384
CA Inc.	201,266	4,251
* Fiserv Inc.	78,050	4,201
* BMC Software Inc.	101,100	4,092

Fidelity National Information Services Inc.	146,178	3,966
* Autodesk Inc.	123,788	3,957
* Teradata Corp.	99,574	3,840
Linear Technology Corp.	124,200	3,817
Analog Devices Inc.	118,166	3,708
Computer Sciences Corp.	78,900	3,629
* Juniper Networks Inc.	119,000	3,612
KLA-Tencor Corp.	100,800	3,551
* NVIDIA Corp.	300,544	3,510
* Lam Research Corp.	82,108	3,436
* Western Digital Corp.	114,100	3,239
* Motorola Inc.	347,230	2,962
Global Payments Inc.	66,817	2,866
* Avnet Inc.	105,400	2,847
* Arrow Electronics Inc.	91,500	2,446
* LSI Corp.	514,328	2,345
Accenture PLC Class A	54,313	2,308
* QLogic Corp.	129,000	2,276
* Lexmark International Inc. Class A	50,300	2,244
* Tech Data Corp.	55,510	2,237
* Synopsys Inc.	89,121	2,207
* Monster Worldwide Inc.	170,080	2,204
* Compuware Corp.	258,162	2,202
* SunPower Corp. Class A	147,000	2,117
* Fairchild Semiconductor International Inc. Class A	224,958	2,115
* Ingram Micro Inc.	125,000	2,107
Microchip Technology Inc.	65,100	2,047
Lender Processing Services Inc.	61,250	2,035
Tellabs Inc.	266,900	1,988
* Atmel Corp.	248,700	1,980
Automatic Data Processing Inc.	47,100	1,980
DST Systems Inc.	42,800	1,919
Xilinx Inc.	71,336	1,898
Total System Services Inc.	104,059	1,586
* Cadence Design Systems Inc.	205,607	1,569
* Electronic Arts Inc.	90,200	1,482
Molex Inc.	69,751	1,460
* NCR Corp.	99,574	1,357
Broadridge Financial Solutions Inc.	58,725	1,343
National Semiconductor Corp.	96,600	1,234
* Teradyne Inc.	110,200	1,228
* Zebra Technologies Corp.	27,257	917
* AOL Inc.	34,240	847
Intersil Corp. Class A	59,500	696
* IAC/InterActiveCorp	24,515	644
Solera Holdings Inc.	10,400	459
* Novell Inc.	71,475	427
Activision Blizzard Inc.	32,800	355
* Novellus Systems Inc.	13,100	348
* Advanced Micro Devices Inc.	38,100	271
Harris Corp.	4,300	190
		635,108
Materials (3.9%)
Freeport-McMoRan Copper & Gold Inc.	147,454	12,591
Newmont Mining Corp.	164,386	10,325
Praxair Inc.	108,400	9,784
Monsanto Co.	180,334	8,643

EI du Pont de Nemours & Co.	160,300	7,153
Nucor Corp.	129,600	4,951
Ecolab Inc.	97,200	4,932
Mosaic Co.	76,300	4,483
Dow Chemical Co.	157,840	4,334
Sigma-Aldrich Corp.	67,400	4,070
Airgas Inc.	51,500	3,499
CF Industries Holdings Inc.	35,800	3,419
Celanese Corp. Class A	105,011	3,371
Ball Corp.	56,300	3,313
FMC Corp.	47,400	3,243
* Crown Holdings Inc.	109,000	3,124
* Owens-Illinois Inc.	110,900	3,112
* Pactiv Corp.	93,040	3,068
Albemarle Corp.	65,400	3,061
Nalco Holding Co.	112,539	2,837
Allegheny Technologies Inc.	60,900	2,829
Cytec Industries Inc.	47,800	2,695
United States Steel Corp.	60,646	2,659
Scotts Miracle-Gro Co. Class A	51,099	2,643
Sealed Air Corp.	106,072	2,385
Martin Marietta Materials Inc.	30,600	2,355
* Titanium Metals Corp.	114,710	2,290
* Intrepid Potash Inc.	86,205	2,247
Reliance Steel & Aluminum Co.	46,300	1,923
Cliffs Natural Resources Inc.	29,461	1,883
International Paper Co.	35,900	781
Valspar Corp.	23,400	745
Southern Copper Corp.	21,000	738
Packaging Corp. of America	26,600	616
Schnitzer Steel Industries Inc.	10,946	529
Air Products & Chemicals Inc.	5,700	472
Vulcan Materials Co.	7,638	282
Royal Gold Inc.	2,100	105
		131,490
Telecommunication Services (3.2%)
AT&T Inc.	1,749,979	50,049
Verizon Communications Inc.	756,842	24,665
* American Tower Corp. Class A	153,000	7,843
* Crown Castle International Corp.	125,800	5,554
* Sprint Nextel Corp.	1,093,856	5,065
CenturyLink Inc.	112,797	4,451
* SBA Communications Corp. Class A	52,823	2,129
* United States Cellular Corp.	32,300	1,485
Telephone & Data Systems Inc.	43,601	1,430
Qwest Communications International Inc.	215,164	1,349
Frontier Communications Corp.	126,223	1,031
Telephone & Data Systems Inc.	33,200	941
* Level 3 Communications Inc.	669,207	627
Windstream Corp.	20,957	258
		106,877
Utilities (3.4%)
Exelon Corp.	182,000	7,750
NextEra Energy Inc.	122,451	6,660
PG&E Corp.	145,600	6,613
Entergy Corp.	77,000	5,893
Sempra Energy	107,736	5,796

	Edison International		142,500	4,901
	Southern Co.		121,500	4,525
*	AES Corp.		370,898	4,210
	Wisconsin Energy Corp.		66,000	3,815
	CenterPoint Energy Inc.		223,800	3,518
	Northeast Utilities		110,600	3,270
	Integrys Energy Group Inc.		61,481	3,201
*	NRG Energy Inc.		152,215	3,169
	CMS Energy Corp.		173,986	3,135
	Allegheny Energy Inc.		122,939	3,014
	NSTAR		76,600	3,014
	SCANA Corp.		74,200	2,992
	Dominion Resources Inc.		67,086	2,929
	Duke Energy Corp.		163,592	2,897
*	Calpine Corp.		231,380	2,881
	MDU Resources Group Inc.		137,050	2,734
	NV Energy Inc.		201,083	2,644
	Energen Corp.		57,400	2,624
	Constellation Energy Group Inc.		76,300	2,460
	Public Service Enterprise Group Inc.		69,800	2,309
	Aqua America Inc.		107,583	2,195
	FirstEnergy Corp.		55,900	2,154
	Questar Corp.		115,800	2,030
	American Water Works Co. Inc.		87,200	2,029
	DPL Inc.		75,000	1,960
	Ormat Technologies Inc.		60,296	1,759
*	RRI Energy Inc.		484,216	1,719
	UGI Corp.		34,466	986
	ITC Holdings Corp.		15,549	968
*	Mirant Corp.		63,304	630
	NiSource Inc.		35,920	625
	American Electric Power Co. Inc.		9,300	337
				114,346
Total Common Stocks (Cost $2,845,623)				3,391,509
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund (Cost $2,142)
		0.261%	2,142,195	2,142

Total Investments (100.1%) (Cost $2,847,765)				3,393,651
Other Assets and Liabilities-Net (-0.1%)				(3,346)
Net Assets (100%)				3,390,305
*	Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but

Tax-Managed Capital Appreciation Fund

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At September 30, 2010, the cost of investment securities for tax purposes was $2,847,765,000. Net unrealized appreciation of investment securities for tax purposes was $545,886,000, consisting of unrealized gains of $765,613,000 on securities that had risen in value since their purchase and $219,727,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (49.1%)
Consumer Discretionary (5.4%)
Walt Disney Co.	61,866	2,048
McDonald's Corp.	24,559	1,830
* Amazon.com Inc.	11,434	1,796
Comcast Corp. Class A	83,945	1,518
Target Corp.	24,445	1,306
* DIRECTV Class A	30,401	1,266
* Ford Motor Co.	96,900	1,186
Home Depot Inc.	36,599	1,159
Lowe's Cos. Inc.	49,115	1,095
NIKE Inc. Class B	12,647	1,014
News Corp. Class A	64,100	837
Viacom Inc. Class B	22,231	805
Yum! Brands Inc.	17,405	802
Time Warner Inc.	25,796	791
Time Warner Cable Inc.	13,274	717
TJX Cos. Inc.	15,793	705
Starbucks Corp.	27,485	703
Carnival Corp.	18,250	697
* Kohl's Corp.	12,082	636
Staples Inc.	29,898	625
Best Buy Co. Inc.	15,075	615
Coach Inc.	12,770	549
* Bed Bath & Beyond Inc.	11,700	508
Macy's Inc.	21,430	495
Starwood Hotels & Resorts Worldwide Inc.	9,307	489
Marriott International Inc. Class A	13,268	475
Virgin Media Inc.	18,836	434
Harley-Davidson Inc.	13,903	395
* O'Reilly Automotive Inc.	7,344	391
* BorgWarner Inc.	7,376	388
Ross Stores Inc.	6,886	376
Gap Inc.	19,725	368
Expedia Inc.	12,967	366
Advance Auto Parts Inc.	5,903	346
Hasbro Inc.	7,712	343
Polo Ralph Lauren Corp. Class A	3,780	340
* Apollo Group Inc. Class A	6,500	334
Stanley Black & Decker Inc.	5,227	320
Tiffany & Co.	6,700	315
Scripps Networks Interactive Inc. Class A	6,550	312
PetSmart Inc.	8,668	303
Phillips-Van Heusen Corp.	4,953	298
* Liberty Media Corp. - Starz	4,555	296
DeVry Inc.	6,000	295
Tractor Supply Co.	7,246	287
DISH Network Corp. Class A	14,557	279
Cablevision Systems Corp. Class A	10,594	277
Jarden Corp.	8,800	274
Thor Industries Inc.	8,088	270

RadioShack Corp.	12,521	267
Burger King Holdings Inc.	11,052	264
Brinker International Inc.	13,375	252
* Liberty Global Inc. Class A	8,132	251
* Pulte Group Inc.	28,465	249
Gentex Corp.	12,600	246
Lennar Corp. Class A	15,900	245
Guess? Inc.	6,000	244
Weight Watchers International Inc.	7,293	227
* Harman International Industries Inc.	6,730	225
Washington Post Co. Class B	560	224
John Wiley & Sons Inc. Class A	5,453	223
Aaron's Inc.	11,850	219
Johnson Controls Inc.	6,900	210
Strayer Education Inc.	1,120	195
* Dollar General Corp.	6,500	190
* AutoZone Inc.	800	183
* Morningstar Inc.	3,900	174
Wyndham Worldwide Corp.	6,300	173
International Game Technology	11,600	168
* Discovery Communications Inc. Class A	3,841	167
* Liberty Global Inc.	5,446	166
Family Dollar Stores Inc.	3,500	155
DR Horton Inc.	13,399	149
Autoliv Inc.	2,000	131
Omnicom Group Inc.	3,200	126
* NVR Inc.	180	117
Comcast Corp. Special Class A	6,476	110
* Career Education Corp.	4,500	97
* New York Times Co. Class A	11,000	85
International Speedway Corp. Class A	3,399	83
Chico's FAS Inc.	7,000	74
Newell Rubbermaid Inc.	3,718	66
* Liberty Media Corp. - Capital	1,200	62
* Madison Square Garden Inc. Class A	2,648	56
* MGM Resorts International	4,013	45
* Toll Brothers Inc.	2,000	38
Wendy's/Arby's Group Inc. Class A	7,800	35
H&R Block Inc.	2,600	34
CBS Corp. Class B	1,600	25
Lennar Corp. Class B	680	8
Darden Restaurants Inc.	50	2
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	243	—
		38,534
Consumer Staples (5.1%)
Procter & Gamble Co.	83,484	5,007
Coca-Cola Co.	64,095	3,751
Wal-Mart Stores Inc.	62,281	3,333
PepsiCo Inc.	49,843	3,312
Philip Morris International Inc.	45,400	2,543
CVS Caremark Corp.	45,792	1,441
Colgate-Palmolive Co.	16,235	1,248
Walgreen Co.	33,818	1,133
Kraft Foods Inc.	35,316	1,090
Costco Wholesale Corp.	16,017	1,033
Altria Group Inc.	39,300	944
Archer-Daniels-Midland Co.	24,720	789

General Mills Inc.	16,800	614
Mead Johnson Nutrition Co.	9,438	537
Coca-Cola Enterprises Inc.	15,786	489
Bunge Ltd.	7,500	444
Safeway Inc.	20,134	426
Dr Pepper Snapple Group Inc.	11,762	418
Estee Lauder Cos. Inc. Class A	6,013	380
Molson Coors Brewing Co. Class B	8,000	378
JM Smucker Co.	6,134	371
Kroger Co.	16,800	364
Brown-Forman Corp. Class B	5,851	361
Clorox Co.	5,400	361
McCormick & Co. Inc.	8,400	353
* Energizer Holdings Inc.	4,894	329
Alberto-Culver Co. Class B	8,409	317
Kimberly-Clark Corp.	4,772	310
Tyson Foods Inc. Class A	19,227	308
Church & Dwight Co. Inc.	4,543	295
* Hansen Natural Corp.	6,245	291
Corn Products International Inc.	7,388	277
* Green Mountain Coffee Roasters Inc.	8,795	274
* Constellation Brands Inc. Class A	15,484	274
* Ralcorp Holdings Inc.	4,600	269
Hormel Foods Corp.	5,973	266
* Smithfield Foods Inc.	14,800	249
Del Monte Foods Co.	17,117	224
* Dean Foods Co.	21,350	218
Herbalife Ltd.	3,450	208
* Central European Distribution Corp.	8,900	199
Flowers Foods Inc.	6,400	159
Avon Products Inc.	2,100	67
Sysco Corp.	1,500	43
* BJ's Wholesale Club Inc.	900	37
* NBTY Inc.	600	33
		35,767
Energy (5.3%)
Exxon Mobil Corp.	149,599	9,244
Chevron Corp.	52,783	4,278
Schlumberger Ltd.	37,867	2,333
ConocoPhillips	34,887	2,003
Occidental Petroleum Corp.	20,404	1,598
Apache Corp.	12,695	1,241
Anadarko Petroleum Corp.	18,185	1,037
Devon Energy Corp.	15,938	1,032
EOG Resources Inc.	9,428	876
Hess Corp.	11,804	698
Peabody Energy Corp.	12,009	589
Noble Energy Inc.	7,599	571
* Cameron International Corp.	12,152	522
National Oilwell Varco Inc.	11,729	522
* Southwestern Energy Co.	14,414	482
Halliburton Co.	14,464	478
* FMC Technologies Inc.	6,515	445
El Paso Corp.	35,466	439
Murphy Oil Corp.	6,700	415
Pioneer Natural Resources Co.	6,294	409
* Newfield Exploration Co.	7,027	404

Range Resources Corp.	9,566	365
* Pride International Inc.	12,024	354
EQT Corp.	9,280	335
Diamond Offshore Drilling Inc.	4,860	329
Cimarex Energy Co.	4,976	329
* Ultra Petroleum Corp.	7,800	327
* Alpha Natural Resources Inc.	7,828	322
Baker Hughes Inc.	7,450	317
Core Laboratories NV	3,483	307
* Rowan Cos. Inc.	9,794	297
Helmerich & Payne Inc.	7,298	295
* Nabors Industries Ltd.	16,090	291
Consol Energy Inc.	7,605	281
* Forest Oil Corp.	9,041	268
Cabot Oil & Gas Corp.	8,840	266
QEP Resources Inc.	8,757	264
* Superior Energy Services Inc.	9,700	259
* Mariner Energy Inc.	10,674	259
* SEACOR Holdings Inc.	2,897	247
SM Energy Co.	6,246	234
EXCO Resources Inc.	15,400	229
* Dresser-Rand Group Inc.	6,113	225
* McDermott International Inc.	14,465	214
* Continental Resources Inc.	4,532	210
Frontier Oil Corp.	15,200	204
* SandRidge Energy Inc.	30,400	173
Marathon Oil Corp.	4,682	155
Patterson-UTI Energy Inc.	8,502	145
* Plains Exploration & Production Co.	4,748	127
Massey Energy Co.	2,400	74
Chesapeake Energy Corp.	2,100	48
* Denbury Resources Inc.	1,400	22
		37,388
Financials (7.7%)
JPMorgan Chase & Co.	121,874	4,640
* Berkshire Hathaway Inc. Class B	52,500	4,341
Bank of America Corp.	309,717	4,060
Wells Fargo & Co.	150,706	3,787
* Citigroup Inc.	667,311	2,603
Goldman Sachs Group Inc.	15,885	2,297
Morgan Stanley	44,360	1,095
Simon Property Group Inc.	10,702	993
US Bancorp	43,300	936
Prudential Financial Inc.	16,712	905
Aflac Inc.	16,000	827
American Express Co.	19,333	813
State Street Corp.	19,469	733
Capital One Financial Corp.	17,900	708
Bank of New York Mellon Corp.	25,100	656
Franklin Resources Inc.	6,075	649
Progressive Corp.	28,397	593
Equity Residential	12,150	578
SunTrust Banks Inc.	22,250	575
Public Storage	5,851	568
Travelers Cos. Inc.	10,589	552
Charles Schwab Corp.	39,305	546
Loews Corp.	14,324	543

Boston Properties Inc.	6,281	522
Discover Financial Services	28,427	474
Hartford Financial Services Group Inc.	20,400	468
Host Hotels & Resorts Inc.	32,146	466
Fifth Third Bancorp	38,275	460
MetLife Inc.	11,440	440
PNC Financial Services Group Inc.	7,700	400
* IntercontinentalExchange Inc.	3,700	387
Lincoln National Corp.	16,159	387
Unum Group	16,727	371
KeyCorp	45,118	359
Kimco Realty Corp.	22,669	357
* CB Richard Ellis Group Inc. Class A	18,997	347
Legg Mason Inc.	10,954	332
SL Green Realty Corp.	5,159	327
Federal Realty Investment Trust	3,999	327
Plum Creek Timber Co. Inc.	9,195	325
* Arch Capital Group Ltd.	3,866	324
* Leucadia National Corp.	13,500	319
Digital Realty Trust Inc.	5,143	317
Jones Lang LaSalle Inc.	3,612	312
Torchmark Corp.	5,740	305
Zions Bancorporation	13,887	297
Allstate Corp.	9,400	297
Assurant Inc.	7,200	293
* Markel Corp.	830	286
Allied World Assurance Co. Holdings Ltd.	5,048	286
Reinsurance Group of America Inc. Class A	5,872	284
Moody's Corp.	11,300	282
BlackRock Inc.	1,622	276
Alexandria Real Estate Equities Inc.	3,900	273
Marshall & Ilsley Corp.	38,700	272
RenaissanceRe Holdings Ltd.	4,532	272
Lazard Ltd. Class A	7,700	270
* TD Ameritrade Holding Corp.	16,661	269
Regions Financial Corp.	36,100	262
East West Bancorp Inc.	16,100	262
Douglas Emmett Inc.	14,929	261
Janus Capital Group Inc.	23,600	258
* First Horizon National Corp.	22,646	258
Apartment Investment & Management Co.	12,073	258
HCC Insurance Holdings Inc.	9,864	257
Vornado Realty Trust	3,000	257
* Genworth Financial Inc. Class A	20,900	255
SEI Investments Co.	12,147	247
* St. Joe Co.	9,900	246
Associated Banc-Corp	18,600	245
Developers Diversified Realty Corp.	21,800	245
Hospitality Properties Trust	10,810	241
Brown & Brown Inc.	11,800	238
* NASDAQ OMX Group Inc.	12,200	237
Hanover Insurance Group Inc.	5,014	236
Raymond James Financial Inc.	9,250	234
American Financial Group Inc.	7,650	234
* Forest City Enterprises Inc. Class A	18,171	233
* Alleghany Corp.	760	230
* MBIA Inc.	22,375	225
Commerce Bancshares Inc.	5,689	214

* MSCI Inc. Class A	6,400	213
Wesco Financial Corp.	590	211
Jefferies Group Inc.	9,300	211
WR Berkley Corp.	7,203	195
StanCorp Financial Group Inc.	5,000	190
* GLG Partners Inc.	41,857	188
BOK Financial Corp.	4,040	182
First Citizens BancShares Inc. Class A	946	175
Assured Guaranty Ltd.	10,100	173
Washington Federal Inc.	11,100	169
TFS Financial Corp.	15,600	143
Comerica Inc.	3,800	141
BB&T Corp.	5,800	140
Wilmington Trust Corp.	14,600	131
CME Group Inc.	499	130
Cullen/Frost Bankers Inc.	2,400	129
White Mountains Insurance Group Ltd.	320	99
Chubb Corp.	1,400	80
People's United Financial Inc.	5,900	77
Ameriprise Financial Inc.	1,180	56
AMB Property Corp.	2,000	53
ACE Ltd.	900	52
AON Corp.	600	24
BancorpSouth Inc.	1,400	20
Taubman Centers Inc.	400	18
		54,814
Health Care (5.8%)
Johnson & Johnson	82,587	5,117
Pfizer Inc.	210,289	3,611
Merck & Co. Inc.	78,521	2,890
Abbott Laboratories	35,300	1,844
* Amgen Inc.	31,252	1,722
UnitedHealth Group Inc.	38,214	1,342
* Gilead Sciences Inc.	30,350	1,081
* Celgene Corp.	16,762	966
* Express Scripts Inc.	19,268	938
* WellPoint Inc.	15,426	874
Bristol-Myers Squibb Co.	31,895	865
* Medco Health Solutions Inc.	16,245	846
Medtronic Inc.	23,200	779
Allergan Inc.	11,699	778
* Genzyme Corp.	10,687	757
* Thermo Fisher Scientific Inc.	15,575	746
McKesson Corp.	10,832	669
Stryker Corp.	12,549	628
Baxter International Inc.	12,800	611
Eli Lilly & Co.	16,300	595
* Biogen Idec Inc.	10,610	595
Aetna Inc.	18,640	589
* St. Jude Medical Inc.	14,185	558
Cardinal Health Inc.	15,145	500
* Zimmer Holdings Inc.	9,270	485
CIGNA Corp.	13,423	480
* Hospira Inc.	8,060	460
* Forest Laboratories Inc.	14,709	455
AmerisourceBergen Corp. Class A	14,505	445
Quest Diagnostics Inc.	8,245	416

* Laboratory Corp. of America Holdings	5,291	415
CR Bard Inc.	5,004	407
* Life Technologies Corp.	8,522	398
* DaVita Inc.	5,600	387
* Waters Corp.	5,218	369
* Mylan Inc.	18,556	349
Becton Dickinson and Co.	4,684	347
Perrigo Co.	5,308	341
* Endo Pharmaceuticals Holdings Inc.	10,192	339
DENTSPLY International Inc.	10,328	330
* Mettler-Toledo International Inc.	2,500	311
Universal Health Services Inc. Class B	7,829	304
* Watson Pharmaceuticals Inc.	7,096	300
Omnicare Inc.	12,300	294
* Vertex Pharmaceuticals Inc.	8,400	290
PerkinElmer Inc.	11,400	264
Cooper Cos. Inc.	5,684	263
Techne Corp.	4,200	259
* King Pharmaceuticals Inc.	25,464	254
Pharmaceutical Product Development Inc.	10,100	250
* Tenet Healthcare Corp.	50,600	239
Beckman Coulter Inc.	4,774	233
* Health Management Associates Inc. Class A	28,600	219
* CareFusion Corp.	8,395	209
* Intuitive Surgical Inc.	720	204
Hill-Rom Holdings Inc.	5,600	201
Patterson Cos. Inc.	6,600	189
Covidien PLC	3,000	121
* Cephalon Inc.	200	12
		40,740
Industrials (5.4%)
General Electric Co.	302,409	4,914
United Technologies Corp.	24,876	1,772
3M Co.	16,900	1,465
Union Pacific Corp.	16,818	1,376
Boeing Co.	15,820	1,053
FedEx Corp.	11,576	990
United Parcel Service Inc. Class B	13,600	907
Caterpillar Inc.	11,200	881
Danaher Corp.	20,079	815
CSX Corp.	13,800	763
Precision Castparts Corp.	5,752	733
Cummins Inc.	8,021	727
Raytheon Co.	14,149	647
Emerson Electric Co.	12,100	637
CH Robinson Worldwide Inc.	7,811	546
Ingersoll-Rand PLC	14,700	525
Expeditors International of Washington Inc.	10,728	496
Honeywell International Inc.	10,900	479
Southwest Airlines Co.	36,067	471
Fluor Corp.	9,058	449
Republic Services Inc. Class A	14,110	430
ITT Corp.	8,739	409
WW Grainger Inc.	3,332	397
L-3 Communications Holdings Inc.	5,389	389
Flowserve Corp.	3,434	376
PACCAR Inc.	7,800	376

Rockwell Collins Inc.	6,400	373
Roper Industries Inc.	5,676	370
Fastenal Co.	6,865	365
Northrop Grumman Corp.	5,918	359
Textron Inc.	17,319	356
AMETEK Inc.	7,296	349
Bucyrus International Inc. Class A	5,016	348
* Stericycle Inc.	4,995	347
Deere & Co.	4,900	342
* Jacobs Engineering Group Inc.	8,207	318
Equifax Inc.	9,900	309
* AGCO Corp.	7,724	301
Joy Global Inc.	4,200	295
KBR Inc.	11,904	293
TransDigm Group Inc.	4,600	285
* WABCO Holdings Inc.	6,715	282
* Chicago Bridge & Iron Co. NV	11,500	281
Donaldson Co. Inc.	5,956	281
* BE Aerospace Inc.	9,200	279
Gardner Denver Inc.	5,177	278
Manpower Inc.	5,250	274
SPX Corp.	4,299	272
IDEX Corp.	7,630	271
Iron Mountain Inc.	12,046	269
JB Hunt Transport Services Inc.	7,744	269
* Alliant Techsystems Inc.	3,544	267
* Quanta Services Inc.	13,955	266
Wabtec Corp.	5,500	263
* Terex Corp.	11,184	256
* Thomas & Betts Corp.	6,200	254
Dun & Bradstreet Corp.	3,400	252
* URS Corp.	6,559	249
UTi Worldwide Inc.	15,458	249
Manitowoc Co. Inc.	20,444	248
Copa Holdings SA Class A	4,493	242
* Navistar International Corp.	5,550	242
* Shaw Group Inc.	7,200	242
* WESCO International Inc.	6,145	241
* Aecom Technology Corp.	9,800	238
Pentair Inc.	6,800	229
* Spirit Aerosystems Holdings Inc. Class A	11,400	227
Covanta Holding Corp.	14,400	227
* Armstrong World Industries Inc.	5,403	224
Landstar System Inc.	5,788	224
Toro Co.	3,959	223
Towers Watson & Co. Class A	4,500	221
Lockheed Martin Corp.	3,103	221
General Dynamics Corp.	3,491	219
* Oshkosh Corp.	7,900	217
Con-way Inc.	7,000	217
Robert Half International Inc.	8,200	213
Lennox International Inc.	5,100	213
Valmont Industries Inc.	2,711	196
* USG Corp.	13,300	175
Illinois Tool Works Inc.	3,700	174
* Babcock & Wilcox Co.	7,232	154
Norfolk Southern Corp.	2,300	137
Cintas Corp.	4,550	125

MSC Industrial Direct Co. Class A	2,100	113
Tyco International Ltd.	2,600	96
Ryder System Inc.	1,400	60
Pall Corp.	400	17
		38,420
Information Technology (9.1%)
* Apple Inc.	27,296	7,745
Microsoft Corp.	214,456	5,252
International Business Machines Corp.	35,997	4,829
* Google Inc. Class A	7,537	3,963
* Cisco Systems Inc.	172,308	3,774
Oracle Corp.	119,885	3,219
Hewlett-Packard Co.	71,930	3,026
Intel Corp.	150,400	2,892
QUALCOMM Inc.	50,200	2,265
* EMC Corp.	68,090	1,383
Visa Inc. Class A	15,987	1,187
Texas Instruments Inc.	42,946	1,166
* eBay Inc.	41,962	1,024
Corning Inc.	54,167	990
Mastercard Inc. Class A	3,694	827
* Dell Inc.	61,135	792
* Cognizant Technology Solutions Corp. Class A	11,977	772
* Motorola Inc.	90,429	771
* Yahoo! Inc.	52,174	739
* NetApp Inc.	14,071	701
Broadcom Corp. Class A	19,743	699
* Juniper Networks Inc.	21,200	643
Applied Materials Inc.	53,080	620
* Citrix Systems Inc.	8,328	568
* Adobe Systems Inc.	21,444	561
* Salesforce.com Inc.	5,003	559
* Intuit Inc.	12,638	554
Western Union Co.	30,514	539
* Symantec Corp.	34,939	530
* Agilent Technologies Inc.	15,144	505
Altera Corp.	15,570	470
Analog Devices Inc.	14,634	459
Amphenol Corp. Class A	9,232	452
* Fiserv Inc.	8,147	439
* First Solar Inc.	2,971	438
CA Inc.	20,140	425
Fidelity National Information Services Inc.	15,021	408
* Autodesk Inc.	12,708	406
* BMC Software Inc.	9,983	404
* Teradata Corp.	10,336	399
Xilinx Inc.	14,717	392
KLA-Tencor Corp.	10,992	387
Computer Sciences Corp.	8,200	377
Activision Blizzard Inc.	31,000	335
* Lam Research Corp.	7,700	322
Factset Research Systems Inc.	3,765	305
* SAIC Inc.	18,906	302
Solera Holdings Inc.	6,600	291
Global Payments Inc.	6,760	290
Accenture PLC Class A	6,800	289
Xerox Corp.	26,155	271

* Atmel Corp.	33,600	267
Tellabs Inc.	35,248	263
Lender Processing Services Inc.	7,800	259
DST Systems Inc.	5,550	249
National Semiconductor Corp.	18,971	242
* Marvell Technology Group Ltd.	12,600	221
* Avnet Inc.	8,100	219
* NVIDIA Corp.	17,900	209
* Lexmark International Inc. Class A	4,500	201
* Fairchild Semiconductor International Inc. Class A	20,625	194
* Ingram Micro Inc.	11,000	186
AVX Corp.	13,300	184
* Cadence Design Systems Inc.	23,600	180
Automatic Data Processing Inc.	2,274	96
Harris Corp.	2,100	93
* LSI Corp.	14,400	66
* AOL Inc.	2,345	58
* McAfee Inc.	1,200	57
* Tech Data Corp.	1,400	56
National Instruments Corp.	1,200	39
* Convergys Corp.	3,100	32
* Arrow Electronics Inc.	700	19
* VeriSign Inc.	400	13
* NCR Corp.	336	5
		64,364
Materials (2.0%)
Freeport-McMoRan Copper & Gold Inc.	14,697	1,255
Newmont Mining Corp.	16,554	1,040
Monsanto Co.	16,208	777
EI du Pont de Nemours & Co.	14,900	665
Ecolab Inc.	10,800	548
Dow Chemical Co.	17,400	478
Mosaic Co.	7,948	467
International Paper Co.	18,943	412
Sigma-Aldrich Corp.	6,633	400
CF Industries Holdings Inc.	4,011	383
United States Steel Corp.	8,500	373
Weyerhaeuser Co.	22,357	352
Celanese Corp. Class A	10,807	347
Airgas Inc.	5,043	343
* Crown Holdings Inc.	11,641	334
Ball Corp.	5,659	333
* Pactiv Corp.	9,955	328
FMC Corp.	4,759	326
Walter Energy Inc.	3,800	309
Sherwin-Williams Co.	4,100	308
Praxair Inc.	3,400	307
* Owens-Illinois Inc.	10,800	303
Nucor Corp.	7,400	283
Nalco Holding Co.	11,149	281
Cytec Industries Inc.	4,933	278
Sealed Air Corp.	11,800	265
Scotts Miracle-Gro Co. Class A	5,042	261
Reliance Steel & Aluminum Co.	6,200	257
Cliffs Natural Resources Inc.	4,000	256
Ashland Inc.	5,198	253
Schnitzer Steel Industries Inc.	4,779	231

* Intrepid Potash Inc.	8,503	222
Royal Gold Inc.	4,200	209
* Titanium Metals Corp.	9,700	194
Martin Marietta Materials Inc.	2,286	176
Steel Dynamics Inc.	9,800	138
Albemarle Corp.	2,000	94
Air Products & Chemicals Inc.	500	41
Vulcan Materials Co.	334	12
		13,839
Telecommunication Services (1.5%)
AT&T Inc.	157,766	4,512
Verizon Communications Inc.	67,900	2,213
* American Tower Corp. Class A	15,649	802
* Crown Castle International Corp.	12,967	573
* Sprint Nextel Corp.	122,135	565
* NII Holdings Inc.	9,651	397
* SBA Communications Corp. Class A	8,118	327
* Clearwire Corp. Class A	29,147	236
* MetroPCS Communications Inc.	20,300	212
* United States Cellular Corp.	4,415	203
Telephone & Data Systems Inc.	5,063	166
Frontier Communications Corp.	16,298	133
Telephone & Data Systems Inc. - Special Common Shares	3,000	85
* tw telecom inc Class A	3,500	65
		10,489
Utilities (1.8%)
NextEra Energy Inc.	15,197	827
Dominion Resources Inc.	17,908	782
PG&E Corp.	14,635	665
Exelon Corp.	14,000	596
Sempra Energy	11,028	593
Entergy Corp.	7,700	589
Edison International	14,600	502
Xcel Energy Inc.	21,000	482
* AES Corp.	37,300	423
Southern Co.	11,000	410
Wisconsin Energy Corp.	6,825	395
Constellation Energy Group Inc.	11,300	364
Northeast Utilities	11,500	340
Allegheny Energy Inc.	13,311	326
NSTAR	8,242	324
CMS Energy Corp.	17,403	314
* NRG Energy Inc.	14,924	311
National Fuel Gas Co.	5,866	304
MDU Resources Group Inc.	14,804	295
Alliant Energy Corp.	8,100	294
ITC Holdings Corp.	4,713	293
UGI Corp.	10,100	289
* Calpine Corp.	23,010	287
American Water Works Co. Inc.	12,300	286
Aqua America Inc.	13,200	269
Energen Corp.	5,830	267
NV Energy Inc.	20,104	264
DPL Inc.	7,800	204
Duke Energy Corp.	10,892	193
Ormat Technologies Inc.	6,600	193
* RRI Energy Inc.	53,214	189

Public Service Enterprise Group Inc.			5,564	184
Questar Corp.			8,757	154
Great Plains Energy Inc.			7,800	147
* Mirant Corp.			10,652	106
PPL Corp.			3,300	90
American Electric Power Co. Inc.			400	15
OGE Energy Corp.			300	12
				12,578
Total Common Stocks (Cost $235,211)				346,933
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (50.3%)
Alabama (0.2%)
Alabama Public School & College Auth.	5.000%	12/1/21	500	569
Alabama Public School & College Auth.	5.000%	12/1/22	500	565
				1,134
Alaska (0.2%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (14)	1,160	1,205

Arizona (1.5%)
Arizona COP	5.000%	10/1/18 (4)	500	576
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/25	500	526
Arizona School Fac. Board Rev. (State School
Improvement)	5.750%	7/1/14 (2)(Prere.)	500	594
Arizona School Fac. Board Rev. COP	5.500%	9/1/23	500	561
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/25	500	561
Arizona Transp. Board Highway Rev.	5.250%	7/1/12 (Prere.)	1,965	2,131
Arizona Transp. Board Highway Rev.	5.250%	7/1/17	2,215	2,376
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/30	275	286
Mesa AZ Util. System Rev.	5.000%	7/1/14 (14)(Prere.)	500	580
Phoenix AZ Civic Improvement Corp. Airport
(Light Rail Project)	5.000%	7/1/19 (2)	780	857
Phoenix AZ Civic Improvement Corp. Water
System Rev.	5.000%	7/1/21 (14)	500	568
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	5.000%	1/1/28	750	838
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24	500	504
				10,958
California (5.4%)
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)	500	529
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25	500	558
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/28	500	555
California GO	5.250%	10/1/13 (14)	500	559
California GO	5.000%	11/1/13	500	557
California GO	5.000%	6/1/15	500	563
California GO	6.000%	2/1/16	500	595
California GO	5.000%	3/1/17	500	577
California GO	5.000%	4/1/17	500	577
California GO	5.500%	4/1/18	1,000	1,184
California GO	6.000%	4/1/18	500	608
California GO	5.000%	9/1/18	500	571
California GO	5.000%	11/1/18 (14)	500	568
California GO	5.000%	6/1/19 (14)	500	558
California GO	5.000%	10/1/21	250	277

California GO	5.000%	6/1/25	495	525
California GO	5.500%	3/1/26	500	545
California GO	4.500%	8/1/28 (2)	485	476
California GO	5.750%	4/1/29	500	555
California GO	5.000%	9/1/29 (2)	500	517
California GO	5.250%	3/1/30	500	530
California Health Fac. Financing Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/1/14	500	566
California Infrastructure & Econ. Dev. Bank Rev.
(Bay Area Toll)	5.000%	1/1/28 (3)(Prere.)	500	629
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	9/1/11 (2)	1,535	1,540
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/14 (2)	3,000	3,246
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/17	500	591
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/19	500	593
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/20	575	685
California State Econ. Recovery Bonds	5.000%	7/1/14 (Prere.)	205	237
California State Econ. Recovery Bonds	5.000%	7/1/15	295	333
California State Econ. Recovery Bonds	5.000%	7/1/18	500	592
California State Econ. Recovery Bonds	5.000%	7/1/19	500	594
California State Econ. Recovery Bonds	5.000%	7/1/20	500	585
California State Econ. Recovery Bonds	5.250%	7/1/21	825	973
California State Econ. Recovery Bonds	5.000%	7/1/22	500	549
California State Univ. Rev. Systemwide	5.750%	11/1/27	500	574
California Statewide Communities Dev. Auth.
Rev.	5.000%	6/15/13	500	548
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.000%	4/1/19	500	563
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	995	887
Los Angeles CA Community College Dist. GO	5.000%	8/1/27	500	550
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/27	500	553
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24	500	572
Los Angeles CA GO	5.000%	9/1/20 (14)	500	560
Los Angeles CA USD GO	5.000%	7/1/21 (4)	1,825	2,053
Los Angeles CA USD GO	5.000%	7/1/26	500	550
Los Angeles CA USD GO	5.000%	7/1/29	500	537
Los Angeles CA Wastewater System Rev.	5.000%	6/1/29	500	545
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/12	500	520
Sacramento CA Muni. Util. Dist. Rev.	5.000%	8/15/27 (4)	500	549
Sacramento County CA Airport Rev.	5.625%	7/1/29	500	544
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/28	500	553
San Diego CA USD GO	0.000%	7/1/27	500	206
San Diego CA USD GO	5.500%	7/1/27 (4)	500	602
San Diego CA USD GO	0.000%	7/1/28	500	192
San Diego CA USD GO	0.000%	7/1/29	500	178
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/22	500	571
San Jose CA Redev. Agency	6.500%	8/1/28	700	776
Univ. of California Rev.	5.000%	5/15/21	500	553
Univ. of California Rev.	5.000%	5/15/25	500	564

Univ. of California Rev.	5.000%	5/15/27 (14)	500	541
				38,538
Colorado (1.0%)
Colorado Dept. of Transp. Rev. RAN	5.250%	12/15/13 (2)(Prere.)	3,750	4,297
Denver CO City & County Airport Rev.	5.000%	11/15/26	430	471
Denver CO City & County School Dist.	5.500%	12/1/23 (14)	500	644
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18 (14)	1,500	1,612
				7,024
Connecticut (0.8%)
Connecticut GO	5.500%	12/15/13	3,000	3,447
Connecticut GO	5.000%	1/1/14	500	566
Connecticut GO	5.000%	2/15/23	500	582
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	6.500%	10/1/12	500	557
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.000%	11/1/25	500	568
				5,720
Delaware (0.1%)
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/19	500	606

District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/21 (4)	500	566
District of Columbia Income Tax Rev.	5.250%	12/1/27	500	576
				1,142
Florida (2.0%)
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	6/1/15	1,000	1,072
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.250%	6/1/17	435	466
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.500%	6/1/17	500	545
Florida Board of Educ. Capital Outlay	5.000%	1/1/14	500	563
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/22	500	582
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/24	500	562
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	500	575
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/18	500	590
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/12	3,565	3,757
Florida Turnpike Auth. Rev.	5.000%	7/1/19	500	588
Hillsborough County FL School Board COP
(Master Lease Program) VRDO	0.280%	10/1/10 (14)LOC	500	500
Miami-Dade County FL Aviation - Miami
International Airport	4.875%	10/1/24	500	531
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/30	585	605
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	500	525
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26 (14)	500	537
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	5.000%	1/1/19	500	574
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/30	500	530
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13 (ETM)	500	568
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14 (ETM)	500	586
				14,256

Georgia (2.3%)
Atlanta GA Airport Fac. Rev.	5.750%	1/1/13 (14)	3,370	3,417
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27 (4)	500	603
Georgia GO	5.000%	10/1/13	500	565
Georgia GO	5.000%	9/1/15 (Prere.)	500	593
Georgia GO	5.000%	4/1/16	500	595
Georgia GO	5.000%	5/1/16	500	596
Georgia GO	5.000%	7/1/16	500	597
Georgia GO	5.750%	8/1/17	500	627
Georgia GO	5.000%	7/1/22	500	594
Georgia GO	5.000%	5/1/25	500	583
Georgia Muni. Electric Power Auth. Rev.	6.250%	1/1/12 (14)	3,000	3,193
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/17	500	595
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14	500	572
Gwinnett County GA School Dist. GO	5.000%	2/1/28	500	597
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/16	590	634
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/21	500	512
Metro. Atlanta GA Rapid Transp. Auth. Georgia
Sales Tax Rev.	5.250%	7/1/26 (14)	500	610
Milledgeville-Baldwin County GA Dev. Auth.
Rev. (Georgia College and State Univ.
Foundation)	5.625%	9/1/14 (Prere.)	500	597
				16,080
Hawaii (0.7%)
Hawaii GO	5.875%	10/1/10 (14)(Prere.)	1,870	1,870
Hawaii GO	5.000%	4/1/19 (2)	500	576
Hawaii GO	5.000%	3/1/26 (4)	500	563
Hawaii GO	5.000%	6/1/29	500	557
Hawaii Pacific Health Rev.	5.000%	7/1/19	575	603
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	576
Univ. of Hawaii Rev.	5.000%	10/1/27	500	554
				5,299
Illinois (1.5%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (14)	2,380	2,334
Chicago IL Board of Educ. GO	5.250%	12/1/24 (4)	500	554
Chicago IL Board of Educ. GO	5.250%	12/1/26 (4)	500	549
Chicago IL GO	5.500%	1/1/17 (4)	500	589
Chicago IL GO	5.000%	1/1/19 (2)	500	558
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/24 (4)	500	543
Chicago IL O'Hare International Airport Rev.	5.250%	1/1/24 (14)	500	533
Cook County IL GO	5.000%	11/15/21	500	568
Illinois Finance Auth. Rev. (Univ. of Chicago)
VRDO	0.240%	10/7/10	1,200	1,200
Illinois GO	5.000%	1/1/18	500	556
Illinois GO	5.000%	1/1/21 (4)	500	550
Illinois GO	5.000%	6/1/26	500	521
Illinois Regional Transp. Auth. Rev.	6.250%	7/1/23 (4)	500	627
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.000%	1/1/25 (4)	500	538
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	6/15/19 (14)	1,000	695
				10,915
Indiana (0.4%)
Indiana Finance Auth. Rev.	5.000%	2/1/18	500	600

Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/25	290	296
Indiana Muni. Power Agency Rev.	5.250%	1/1/15 (14)	500	538
Indiana Office Building Comm. Fac. Rev. (New
Castle Correctional Fac.)	5.250%	7/1/19 (14)	500	583
Indiana Transp. Finance Auth. Highway Rev.	5.000%	12/1/12 (14)	500	548
				2,565
Iowa (0.0%)
Iowa State Special Obligation (Ijobs Program)	5.000%	6/1/24	220	250

Kansas (0.5%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/22	500	583
Leavenworth County KS USD	4.500%	9/1/19 (12)	500	577
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/16	1,250	1,413
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/17	1,000	1,116
				3,689
Kentucky (0.2%)
Kentucky Property & Building Comm. Rev.	5.375%	11/1/23	500	568
Kentucky Property & Building Comm. Rev.	5.000%	11/1/26 (4)	500	554
				1,122
Louisiana (0.5%)
Jefferson Parish LA (Environmental Fac. &
Community Dev. Auth.)	5.000%	4/1/18	405	464
Louisiana GO	5.000%	5/1/18 (4)	500	574
Louisiana GO	5.000%	5/1/23 (4)	500	553
Louisiana Public Fac. Auth. Rev. (Ochsner
Clinic)	5.000%	5/15/16	1,260	1,354
Louisiana State Citizens Property Insurance
Corp. Assessment Rev.	5.000%	6/1/22 (2)	500	509
				3,454
Maine (0.1%)
Portland ME Airport Rev. GO	5.000%	1/1/20 (4)	500	565

Maryland (0.8%)
Maryland Capital Improvement State & Local
Fac. Rev.	5.250%	3/1/17	500	608
Maryland Dept. of Transp.	5.000%	2/15/18	500	600
Maryland GO	5.000%	8/1/15 (Prere.)	500	594
Maryland GO	5.000%	7/15/17	500	604
Maryland GO	5.000%	11/1/19	500	614
Maryland State & Local Fac. Rev.	5.000%	8/1/15	500	590
Maryland Transp. Auth. Rev.	5.000%	7/1/15 (4)	750	854
Maryland Transp. Auth. Rev.	5.250%	3/1/20	500	609
Maryland Transp. Auth. Rev.	5.000%	7/1/22	500	589
				5,662
Massachusetts (2.5%)
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26 (14)	1,500	1,901
Massachusetts Dept. of Transp. Metro Highway
System Rev.	5.000%	1/1/23	500	562
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,289
Massachusetts GO	5.500%	10/1/18	500	617
Massachusetts GO	5.500%	10/1/20	500	625
Massachusetts GO	5.250%	8/1/23	500	617
Massachusetts GO	5.000%	3/1/25	1,000	1,142
Massachusetts GO	5.000%	3/1/26	1,000	1,135

Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.500%	7/1/12	975	1,001
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.)	5.000%	12/15/28	500	575
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) VRDO	0.200%	10/7/10	550	550
Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT)	5.250%	7/1/28	500	636
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) VRDO	0.260%	10/1/10	2,500	2,500
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	5/15/19	500	600
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/27 (14)	500	545
Massachusetts Special Obligation Dedicated
Tax Rev.	5.500%	1/1/26 (14)	500	596
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	500	625
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/25	895	1,040
				17,556
Michigan (1.8%)
Detroit MI City School Dist. GO	5.250%	5/1/28 (4)	500	548
Mason MI Public School Dist. (School Building &
Site) GO	5.250%	5/1/17 (4)	1,850	2,063
Michigan Building Auth. Rev.	5.000%	10/15/20 (4)	500	568
Michigan GO	5.000%	9/15/14 (4)	500	565
Michigan GO	5.000%	5/1/18	500	581
Michigan GO	5.500%	11/1/25	595	682
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) PUT	5.000%	11/1/12	4,735	5,125
Michigan Muni. Bond Auth. Rev. (Clean Water
Revolving Fund)	5.875%	10/1/10 (Prere.)	2,110	2,131
Michigan Trunk Line Rev.	5.000%	11/1/21	500	572
				12,835
Minnesota (0.6%)
Chisago Lakes Minnesota Independent School
District GO	5.000%	2/1/15 (4)	500	579
Minnesota GO	5.000%	6/1/13	500	558
Minnesota GO	5.000%	11/1/14	500	581
Minnesota GO	5.000%	8/1/19	500	611
Minnesota GO	5.000%	8/1/21	500	597
Southern Minnesota Muni. Power Agency Power
Supply System Rev.	5.250%	1/1/30	500	543
Univ. of Minnesota Rev.	5.000%	8/1/19	500	602
				4,071
Mississippi (0.1%)
Mississippi GO	5.500%	12/1/18	750	930

Missouri (0.8%)
Curators of the Univ. of Missouri System Fac.
Rev.	5.000%	11/1/26	500	543
Kansas City MO Water Rev.	5.000%	12/1/18 (13)	500	598
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Episcopal - Presbyterian
Hosp.)	5.500%	12/1/15 (4)	2,965	3,057
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/17	500	598
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/23	500	582

Missouri Highways & Transp. Comm. Road Rev.	5.250%	5/1/23	350	402
				5,780
Nevada (0.5%)
Clark County NV GO	5.000%	12/1/29	500	538
Clark County NV Passenger Fac. Rev. (Las
Vegas McCarran International Airport)	4.500%	7/1/20	455	486
Clark County NV School Dist. GO	5.000%	6/15/18	1,690	1,960
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/26 (14)	500	543
				3,527
New Hampshire (0.1%)
Manchester NH General Airport Rev.	5.000%	1/1/17	500	549

New Jersey (3.1%)
Garden State Preservation Trust New Jersey	5.250%	11/1/13 (4)(Prere.)	875	997
Garden State Preservation Trust New Jersey	0.000%	11/1/21 (4)	500	341
Garden State Preservation Trust New Jersey	0.000%	11/1/22 (4)	500	325
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/18	530	601
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/19	500	561
New Jersey Econ. Dev. Auth. Rev. (Cigarette
Tax)	5.750%	6/15/29	500	495
New Jersey Econ. Dev. Auth. Rev. (Motor
Vehicle Comm.)	5.250%	7/1/26 (14)	500	562
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	500	562
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	500	562
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14	500	565
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26	500	547
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/14 (4)	500	561
New Jersey Econ. Dev. Auth. Rev. (Transp.
Project)	5.000%	5/1/19	500	576
New Jersey GO	5.250%	7/15/15 (2)	500	580
New Jersey GO	5.250%	7/1/16 (14)	500	587
New Jersey GO	5.250%	7/15/18 (2)	500	593
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.250%	12/1/28	400	422
New Jersey Transp. Corp. COP	5.500%	9/15/11 (2)	3,000	3,116
New Jersey Transp. Corp. COP	5.000%	9/15/19 (4)	500	533
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (14)(Prere.)	1,440	1,539
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (14)(Prere.)	330	353
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (14)(Prere.)	625	668
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14 (3)(Prere.)	500	580
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (14)	2,500	2,950
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26 (2)	2,000	917
New Jersey Turnpike Auth. Rev.	5.000%	1/1/22	500	560
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25 (2)	500	602
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/18	500	506
				21,761
New Mexico (0.2%)
New Mexico Educ. Assistance Foundation Rev.	5.000%	12/1/19	500	582
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13 (2)	500	557
				1,139

New York (10.0%)
Erie County NY GO	6.125%	1/15/11 (14)	610	619
Erie County NY IDA School Fac. Rev. (Buffalo
City School Dist.) GO	5.000%	5/1/18	500	587
Erie County NY IDA School Fac. Rev. (Buffalo
City School Dist.) GO	5.000%	5/1/19	500	589
Long Island NY Power Auth. Electric System
Rev.	5.500%	12/1/11 (2)	3,000	3,176
Long Island NY Power Auth. Electric System
Rev.	5.500%	12/1/12 (4)(ETM)	2,000	2,215
Long Island NY Power Auth. Electric System
Rev.	5.000%	12/1/21 (14)	500	554
Long Island NY Power Auth. Electric System
Rev.	5.000%	4/1/23	500	553
Metro. New York Transp. Auth. Rev.	5.250%	11/15/21 (14)	300	352
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23	500	544
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.250%	11/15/24	500	582
Metro. New York Transp. Auth. Rev. (Service
Contract)	5.500%	7/1/15	500	584
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/12 (14)	1,000	1,094
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/14 (14)	500	577
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/18	500	569
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/19 (14)	500	540
New York City NY GO	5.250%	8/1/11	500	521
New York City NY GO	5.500%	6/1/13 (Prere.)	500	566
New York City NY GO	5.250%	8/1/13	500	561
New York City NY GO	5.750%	8/1/13	500	544
New York City NY GO	5.750%	8/1/13 (2)	500	544
New York City NY GO	5.000%	1/1/14	500	563
New York City NY GO	5.250%	9/1/14	500	578
New York City NY GO	5.000%	8/1/16	500	586
New York City NY GO	5.000%	2/1/17	500	585
New York City NY GO	5.000%	9/1/17	500	570
New York City NY GO	5.000%	2/1/18	500	577
New York City NY GO	5.000%	8/1/19	500	573
New York City NY GO	5.250%	8/15/24	500	572
New York City NY GO	5.000%	8/1/25	905	986
New York City NY GO	5.000%	8/15/26	475	525
New York City NY GO	5.000%	5/15/28	480	531
New York City NY GO	5.000%	8/1/28	500	545
New York City NY GO	5.625%	4/1/29	840	961
New York City NY GO	5.000%	5/15/29	500	548
New York City NY GO VRDO	0.260%	10/1/10 (4)	200	200
New York City NY GO VRDO	0.230%	10/7/10 LOC	1,300	1,300
New York City NY Housing Dev. Corp. Multi-
Family Rev.	5.000%	5/1/12	500	528
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/17	500	540
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/18	750	610
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/19	500	538

New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/27	500	563
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/29	500	545
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/24 (14)	500	556
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/26 (14)	500	548
New York City NY Transitional Finance Auth.
Building Aid Rev.	5.250%	1/15/25	500	567
New York City NY Transitional Finance Auth.
Rev.	5.250%	8/1/12 (2)(Prere.)	500	544
New York City NY Transitional Finance Auth.
Rev.	5.375%	2/1/13	2,000	2,172
New York City NY Transitional Finance Auth.
Rev.	5.250%	1/15/26	500	566
New York City NY Transitional Finance Auth.
Rev.	5.125%	1/15/29	1,070	1,164
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.250%	2/1/13 (14)(Prere.)	65	72
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/18	500	586
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.250%	2/1/19 (14)	435	475
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/23	500	563
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/24	500	561
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/25	500	558
New York State Dormitory Auth. Rev. (Mental
Health Svcs. Fac.)	5.000%	8/15/21	500	573
New York State Dormitory Auth. Rev. (New York
Univ.)	6.000%	7/1/19 (14)	500	626
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/28	500	552
New York State Dormitory Auth. Rev. (Sloan-
Kettering Cancer Center)	5.000%	7/1/30	500	530
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/24 (2)	500	603
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/27 (2)	500	601
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New	5.000%	7/1/22	595	648
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New	5.000%	7/1/23	500	542
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New	5.000%	7/1/24 (14)	500	522
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Law School)
VRDO	0.240%	10/7/10 LOC	5,300	5,300
New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	7/1/22	500	566
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/22	500	564

New York State GO	4.500%	2/1/17	500	576
New York State GO	4.500%	2/1/18	500	578
New York State GO	4.500%	2/1/19	500	578
New York State Local Govt. Assistance Corp.	5.000%	4/1/21	500	588
New York State Thruway Auth. Rev.	5.000%	1/1/20 (14)	500	566
New York State Thruway Auth. Rev.	5.000%	1/1/21 (14)	490	550
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/13	500	553
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.250%	4/1/13 (2)	500	556
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.500%	4/1/14 (2)	475	508
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/18 (2)	500	574
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/24	500	561
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/25 (2)	500	549
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/26 (2)	500	544
New York State Thruway Auth. Rev. (Service
Contract)	5.500%	4/1/14	4,000	4,270
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15	500	573
New York State Urban Dev. Corp. Rev.	5.000%	12/15/18	500	600
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/25	1,500	1,677
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/22 (14)	2,030	2,556
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/18	540	631
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/26	500	566
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	11/15/15	500	593
Triborough Bridge & Tunnel Auth. New York
Rev.	5.500%	11/15/19 (14)	500	613
Triborough Bridge & Tunnel Auth. New York
Rev.	5.500%	11/15/21 (14)	500	622
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	11/15/25	500	562
				70,498
North Carolina (0.9%)
Mecklenburg County NC Public Fac. Corp.
(Annual Appropriation)	5.000%	3/1/26	500	569
North Carolina Eastern Muni. Power Agency
Rev.	5.125%	1/1/14	2,400	2,599
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/21 (4)	2,000	2,263
North Carolina Muni. Power Agency Rev.	5.000%	1/1/30	500	531
Wake County NC GO	5.000%	1/1/26	500	574
				6,536
Ohio (1.4%)
American Muni. Power Ohio Inc. Rev.
(Hydroelectric Projects)	5.250%	2/15/18	500	576
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.125%	6/1/24	1,930	1,651
Cincinnati OH City School Dist. Classroom Fac.
Construction & Improvement	5.250%	12/1/26 (14)	500	612

Cleveland OH Public Power System Rev.	5.000%	11/15/20 (14)	500	547
Huber Heights OH City School Dist.	4.750%	12/1/26	500	542
Ohio Common Schools GO VRDO	0.230%	10/7/10	300	300
Ohio State Conservation Projects GO	5.000%	3/1/17	1,885	2,106
Ohio Water Dev. Auth. PCR	5.000%	6/1/17	3,000	3,423
				9,757
Oregon (0.1%)
Portland OR Sewer System Rev.	5.000%	6/15/22 (4)	500	575

Pennsylvania (1.1%)
Chester County PA IDA Rev. (Archdiocese of
Philadelphia) VRDO	0.290%	10/1/10 LOC	550	550
Commonwealth Financing Auth. Pennsylvania
Rev.	5.000%	6/1/25 (14)	500	529
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Waste Management, Inc. Project) PUT	3.700%	5/1/15	750	762
Pennsylvania GO	5.000%	9/1/14 (4)	500	577
Pennsylvania GO	5.250%	7/1/15	500	592
Pennsylvania GO	5.375%	7/1/21	1,085	1,363
Pennsylvania GO	5.000%	4/15/28	500	562
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.250%	12/1/11 (2)(ETM)	310	313
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/29	1,050	1,118
Philadelphia PA Muni. Auth. Rev.	6.375%	4/1/29	500	556
Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	500	535
Philadelphia PA Water & Waste Water Rev.	5.000%	8/1/22 (4)	560	633
				8,090
Puerto Rico (1.9%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/20	500	568
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21 (14)	500	526
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/21	500	558
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (14)	500	565
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/23	500	531
Puerto Rico GO	6.000%	7/1/27 (14)	500	550
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/22 (3)	500	538
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/25	500	553
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/24 (2)	500	556
Puerto Rico Muni. Finance Agency	5.250%	8/1/22 (11)	500	539
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.250%	7/1/14 (3)	2,425	2,640
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.500%	7/1/18 (2)	500	549
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.250%	7/1/29	500	510
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)(ETM)	3,000	4,068
Puerto Rico Sales Tax Financing Corp. Rev.	5.250%	8/1/27	500	538
				13,789
South Carolina (0.7%)
Charleston SC Educ. Excellence Financing
Corp. Rev. (Charleston County School Dist.)	5.000%	12/1/19	500	570
Greenville County SC School Dist. GO	5.000%	12/1/27	500	542
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24 (14)	1,600	853
South Carolina Jobs Econ. Dev. Auth. Hosp.
Fac. Rev. (Palmetto Health)	5.250%	8/1/24 (4)	1,700	1,852
South Carolina Public Service Auth. Rev.	5.000%	1/1/29	500	555

South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13 (2)	500	561
				4,933
Tennessee (0.7%)
Memphis TN Electric System Rev.	5.000%	12/1/17	500	596
Montgomery County TN Public Building Auth.
Pooled Financial Rev. (Tennessee County
Loan Pool) VRDO	0.320%	10/1/10 LOC	2,000	2,000
Shelby County TN GO	5.000%	4/1/19	500	604
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	500	524
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/17	500	529
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/18	500	528
Tennessee GO	5.000%	8/1/14	500	577
				5,358
Texas (3.1%)
Austin TX Combined Util. System Rev.	0.000%	5/15/18 (14)	1,000	794
Board of Regents of the Univ. of Texas System
Rev. Financing System	5.000%	8/15/18	500	602
Central Texas Regional Mobility Auth. Rev.	5.750%	1/1/25	500	533
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse	5.000%	2/15/30	500	547
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/27	500	532
Dallas TX GO	5.000%	2/15/15	500	580
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/15 (2)	485	571
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Methodist Hosp. System) VRDO	0.280%	10/1/10	400	400
Harris County TX GO	5.000%	8/15/27	500	554
Harris County TX Rev.	5.000%	10/1/23	500	581
Houston TX GO	5.000%	3/1/20	500	590
Houston TX Independent School Dist. GO	5.000%	7/15/15 (4)	500	585
Houston TX Util. System Rev.	5.125%	5/15/28 (14)	500	528
Houston TX Util. System Rev.	5.000%	11/15/28 (4)	500	551
North Texas Tollway Auth. Rev.	6.000%	1/1/20	500	581
North Texas Tollway Auth. Rev.	6.000%	1/1/25	500	562
North Texas Tollway Auth. Rev.	6.000%	1/1/28	250	281
SA Energy Acquisition Public Fac. Corp. Texas
Gas Supply Rev.	5.250%	8/1/17	500	532
SA Energy Acquisition Public Fac. Corp. Texas
Gas Supply Rev.	5.500%	8/1/19	500	538
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21	905	1,029
San Antonio TX Electric & Gas System	5.000%	2/1/19	500	600
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/16 (2)	260	308
Texas A & M Univ. Rev. Financing System	5.000%	5/15/26	500	571
Texas GO Public Finance Auth.	5.500%	10/1/12	500	524
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	6.250%	12/15/26	500	559
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (14)	3,000	2,688
Texas State Transp. Comm. First Tier	4.750%	4/1/24	500	548
Texas State Transp. Comm. First Tier	5.000%	4/1/25	500	558
Texas State Transp. Comm. First Tier	5.000%	4/1/26	500	554
Texas Tech Univ. Rev. Refunding &
Improvement	5.000%	2/15/28	500	554
Texas Water Finance Assistance GO	5.000%	8/1/24	500	571
Texas Water Finance Assistance GO	5.000%	8/1/25	500	569
Texas Water Finance Assistance GO	5.000%	8/1/26	500	565
Texas Water Finance Assistance GO	5.000%	8/1/27	500	562

Univ. of Texas Rev. Finance Systems	5.000%	8/15/21	500	605
				21,807
Utah (0.1%)
Utah GO	5.000%	7/1/16	500	598

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/29	500	511

Virginia (0.5%)
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	606
Virginia Public Building Auth. Rev.	5.000%	8/1/24	1,090	1,252
Virginia Public School Auth. Rev.	5.000%	8/1/13	500	561
Virginia Public School Auth. Rev.	5.000%	8/1/19	500	607
Virginia Public School Auth. Rev.	5.000%	8/1/19	500	606
				3,632
Washington (1.0%)
Energy Northwest Washington Electric
Refunding Rev. (Columbia Generating
Station)	5.000%	7/1/20	500	604
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.250%	7/1/16	500	599
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/17	500	597
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	5.000%	7/1/16	865	1,024
Port of Seattle WA Rev.	5.000%	3/1/20 (14)	665	722
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	553
Washington GO	5.700%	10/1/15 (4)	500	552
Washington GO	5.000%	2/1/16	500	588
Washington GO	0.000%	6/1/20 (14)	500	369
Washington GO	5.000%	8/1/20	500	595
Washington GO	5.000%	7/1/21 (4)	500	570
				6,773
Wisconsin (0.6%)
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,340	1,383
Wisconsin GO	4.000%	9/1/15	970	1,080
Wisconsin GO	5.000%	5/1/22	1,060	1,220
Wisconsin GO	5.000%	5/1/23	500	571
				4,254
Total Tax-Exempt Municipal Bonds (Cost $336,140)				355,443
Total Investments (99.4%) (Cost $571,351)				702,376
Other Assets and Liabilities-Net (0.6%)				4,430
Net Assets (100%)				706,806
* Non-income-producing security.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.

Tax-Managed Balanced Fund

GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by

Tax-Managed Balanced Fund

independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	346,933	-	-
Tax-Exempt Municipal Bonds	-	355,443	-
Total	346,933	355,443	-

C. At September 30, 2010, the cost of investment securities for tax purposes was $571,351,000. Net unrealized appreciation of investment securities for tax purposes was $131,025,000, consisting of unrealized gains of $140,570,000 on securities that had risen in value since their purchase and $9,545,000 in unrealized losses on securities that had fallen in value since their purchase.

Tax-Managed Balanced Fund

Vanguard Tax-Managed Small Cap Fund

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (16.0%)
Polaris Industries Inc.	137,793	8,970
* Deckers Outdoor Corp.	160,240	8,006
* Carter's Inc.	246,335	6,486
* Live Nation Entertainment Inc.	617,455	6,101
Wolverine World Wide Inc.	202,176	5,865
* Coinstar Inc.	135,664	5,832
Brunswick Corp.	367,299	5,590
Hillenbrand Inc.	258,094	5,552
* Childrens Place Retail Stores Inc.	112,837	5,503
* Capella Education Co.	68,852	5,344
* Iconix Brand Group Inc.	302,617	5,296
Men's Wearhouse Inc.	219,596	5,224
* Jo-Ann Stores Inc.	111,938	4,987
Cracker Barrel Old Country Store Inc.	97,609	4,955
* Jack in the Box Inc.	228,336	4,896
* JOS A Bank Clothiers Inc.	114,100	4,862
* HSN Inc.	159,764	4,777
* Gymboree Corp.	113,253	4,705
* CROCS Inc.	360,554	4,691
* OfficeMax Inc.	355,506	4,654
PF Chang's China Bistro Inc.	95,742	4,423
Pool Corp.	207,342	4,161
* Steven Madden Ltd.	95,174	3,908
Monro Muffler Brake Inc.	83,327	3,842
* Buffalo Wild Wings Inc.	76,217	3,650
* Texas Roadhouse Inc. Class A	240,557	3,382
* Skechers U.S.A. Inc. Class A	139,921	3,287
Cato Corp. Class A	122,194	3,270
* Helen of Troy Ltd.	128,714	3,255
* Ruby Tuesday Inc.	270,685	3,213
Finish Line Inc. Class A	227,987	3,171
* Cabela's Inc.	165,919	3,149
Arbitron Inc.	111,930	3,131
* CEC Entertainment Inc.	89,245	3,064
* Genesco Inc.	101,259	3,026
* Group 1 Automotive Inc.	98,798	2,952
* Hibbett Sports Inc.	117,946	2,943
* DineEquity Inc.	64,835	2,916
Buckle Inc.	107,940	2,865
* Pinnacle Entertainment Inc.	254,390	2,836
* Maidenform Brands Inc.	95,694	2,761
* Meritage Homes Corp.	134,877	2,646
* Blue Nile Inc.	59,293	2,638
* BJ's Restaurants Inc.	93,221	2,625
* American Public Education Inc.	77,518	2,547
* Pre-Paid Legal Services Inc.	40,024	2,501
* Liz Claiborne Inc.	394,899	2,401
* Lumber Liquidators Holdings Inc.	94,421	2,320
National Presto Industries Inc.	21,706	2,311

PEP Boys-Manny Moe & Jack	215,914	2,284
* True Religion Apparel Inc.	106,242	2,267
* Interval Leisure Group Inc.	167,611	2,258
* Papa John's International Inc.	84,937	2,241
NutriSystem Inc.	112,506	2,165
* Quiksilver Inc.	540,237	2,112
Brown Shoe Co. Inc.	182,218	2,090
Ethan Allen Interiors Inc.	118,404	2,067
* Jakks Pacific Inc.	116,841	2,061
Stage Stores Inc.	156,147	2,030
Fred's Inc. Class A	164,640	1,943
* Biglari Holdings Inc.	5,799	1,906
* RC2 Corp.	90,584	1,898
Callaway Golf Co.	270,925	1,897
* Shuffle Master Inc.	225,377	1,895
* Zumiez Inc.	88,338	1,869
* Peet's Coffee & Tea Inc.	53,212	1,821
* La-Z-Boy Inc.	215,330	1,817
* California Pizza Kitchen Inc.	103,650	1,768
* Sonic Corp.	211,897	1,712
Universal Technical Institute Inc.	86,499	1,691
PetMed Express Inc.	96,290	1,685
Superior Industries International Inc.	96,898	1,674
* Drew Industries Inc.	79,706	1,663
* Standard Pacific Corp.	417,148	1,656
* K-Swiss Inc. Class A	113,067	1,442
* Sonic Automotive Inc. Class A	146,221	1,437
Oxford Industries Inc.	58,756	1,397
* Volcom Inc.	69,230	1,324
* Red Robin Gourmet Burgers Inc.	65,191	1,278
* Winnebago Industries Inc.	121,484	1,266
Big 5 Sporting Goods Corp.	90,767	1,218
* Universal Electronics Inc.	57,264	1,194
Christopher & Banks Corp.	150,763	1,193
HOT Topic Inc.	185,867	1,113
Sturm Ruger & Co. Inc.	79,871	1,089
Marcus Corp.	87,660	1,039
* EW Scripps Co. Class A	128,039	1,009
* Stein Mart Inc.	112,578	994
* Perry Ellis International Inc.	42,999	940
Blyth Inc.	22,461	926
* Kirkland's Inc.	63,925	886
Haverty Furniture Cos. Inc.	78,632	858
Lithia Motors Inc. Class A	89,396	857
Standard Motor Products Inc.	79,975	842
* Movado Group Inc.	75,463	821
* M/I Homes Inc.	77,626	805
* Kid Brands Inc.	90,211	776
* Tuesday Morning Corp.	151,701	724
* Landry's Restaurants Inc.	29,515	723
* MarineMax Inc.	92,563	652
Spartan Motors Inc.	137,026	636
* O'Charleys Inc.	80,154	576
Skyline Corp.	28,394	575
* Audiovox Corp. Class A	77,551	530
* Monarch Casino & Resort Inc.	46,684	523
* Arctic Cat Inc.	50,485	518
* Ruth's Hospitality Group Inc.	118,051	473

* Multimedia Games Inc.	116,981	433
* Midas Inc.	35,600	271
* Zale Corp.	99,474	209
* Nautilus Inc.	46,141	61
		281,568
Consumer Staples (3.4%)
* TreeHouse Foods Inc.	147,008	6,777
Casey's General Stores Inc.	157,818	6,589
* United Natural Foods Inc.	179,494	5,948
* Hain Celestial Group Inc.	177,226	4,250
Diamond Foods Inc.	91,496	3,750
Sanderson Farms Inc.	80,032	3,465
* Darling International Inc.	345,923	2,947
Andersons Inc.	77,436	2,935
Lance Inc.	135,004	2,876
WD-40 Co.	69,766	2,653
* Boston Beer Co. Inc. Class A	38,812	2,595
J&J Snack Foods Corp.	59,634	2,500
* Central Garden and Pet Co. Class A	234,228	2,427
Nash Finch Co.	50,949	2,167
Cal-Maine Foods Inc.	55,404	1,606
* Alliance One International Inc.	372,113	1,544
* Medifast Inc.	55,539	1,507
Spartan Stores Inc.	95,055	1,378
Calavo Growers Inc.	49,569	1,075
* Great Atlantic & Pacific Tea Co.	103,066	408
* Mannatech Inc.	67,056	137
		59,534
Energy (5.2%)
SM Energy Co.	261,550	9,798
* Oil States International Inc.	208,292	9,696
* Dril-Quip Inc.	140,852	8,748
* SEACOR Holdings Inc.	87,957	7,491
World Fuel Services Corp.	279,872	7,280
CARBO Ceramics Inc.	78,521	6,360
Lufkin Industries Inc.	124,171	5,451
* Bristow Group Inc.	150,767	5,440
Holly Corp.	182,795	5,255
* Swift Energy Co.	157,015	4,409
* Tetra Technologies Inc.	317,510	3,239
* ION Geophysical Corp.	622,962	3,202
Penn Virginia Corp.	190,364	3,054
* Petroleum Development Corp.	81,087	2,238
* Stone Energy Corp.	144,495	2,128
* Hornbeck Offshore Services Inc.	78,110	1,522
* Pioneer Drilling Co.	226,669	1,446
* Petroquest Energy Inc.	229,941	1,400
Gulf Island Fabrication Inc.	60,006	1,092
* Basic Energy Services Inc.	96,601	823
* Matrix Service Co.	75,984	665
* Seahawk Drilling Inc.	11,106	94
		90,831
Exchange-Traded Fund (3.6%)
1 Vanguard REIT ETF	1,200,000	62,496

Financials (15.4%)
East West Bancorp Inc.	613,403	9,986

* ProAssurance Corp.	131,842	7,593
* Stifel Financial Corp.	149,183	6,906
* Signature Bank	168,240	6,534
Delphi Financial Group Inc.	222,809	5,568
Umpqua Holdings Corp.	474,711	5,383
* Portfolio Recovery Associates Inc.	71,276	4,608
Susquehanna Bancshares Inc.	537,605	4,537
UMB Financial Corp.	125,548	4,458
Glacier Bancorp Inc.	298,097	4,352
National Retail Properties Inc.	172,792	4,339
Cash America International Inc.	121,759	4,262
Wintrust Financial Corp.	130,456	4,228
BioMed Realty Trust Inc.	235,336	4,217
Tower Group Inc.	178,737	4,173
Entertainment Properties Trust	96,314	4,159
* Ezcorp Inc. Class A	206,490	4,138
Home Properties Inc.	77,792	4,115
First Financial Bankshares Inc.	86,349	4,058
United Bankshares Inc.	160,902	4,005
First Financial Bancorp	237,889	3,968
Mid-America Apartment Communities Inc.	67,937	3,959
Tanger Factory Outlet Centers	83,844	3,952
RLI Corp.	68,467	3,877
Old National Bancorp	365,624	3,839
Hancock Holding Co.	122,169	3,674
Kilroy Realty Corp.	109,862	3,641
Selective Insurance Group Inc.	223,207	3,636
First Midwest Bancorp Inc.	306,931	3,539
* First Cash Financial Services Inc.	124,510	3,455
LaSalle Hotel Properties	144,568	3,381
Whitney Holding Corp.	404,555	3,305
National Penn Bancshares Inc.	528,751	3,305
Columbia Banking System Inc.	165,035	3,243
Community Bank System Inc.	139,132	3,201
NBT Bancorp Inc.	144,439	3,188
DiamondRock Hospitality Co.	323,963	3,074
Healthcare Realty Trust Inc.	130,639	3,056
* Interactive Brokers Group Inc.	172,972	2,977
Extra Space Storage Inc.	183,174	2,938
Horace Mann Educators Corp.	164,567	2,926
* World Acceptance Corp.	64,839	2,863
Post Properties Inc.	102,166	2,852
PrivateBancorp Inc. Class A	241,286	2,748
* optionsXpress Holdings Inc.	178,064	2,735
Employers Holdings Inc.	170,141	2,683
Safety Insurance Group Inc.	62,154	2,612
* Forestar Group Inc.	153,088	2,610
Infinity Property & Casualty Corp.	52,393	2,555
* Investment Technology Group Inc.	177,091	2,518
Brookline Bancorp Inc.	248,048	2,476
Colonial Properties Trust	147,419	2,387
Medical Properties Trust Inc.	233,825	2,371
* Navigators Group Inc.	51,793	2,312
Sterling Bancshares Inc.	428,516	2,301
* National Financial Partners Corp.	179,743	2,277
Sovran Self Storage Inc.	58,066	2,201
PS Business Parks Inc.	38,235	2,163
EastGroup Properties Inc.	56,782	2,123

First Commonwealth Financial Corp.	382,794	2,086
Boston Private Financial Holdings Inc.	312,025	2,041
Bank of the Ozarks Inc.	54,903	2,036
City Holding Co.	65,992	2,024
Independent Bank Corp.	89,197	2,009
Simmons First National Corp. Class A	70,777	2,001
* Piper Jaffray Cos.	64,845	1,889
United Fire & Casualty Co.	88,366	1,874
Home Bancshares Inc.	90,606	1,841
Trustco Bank Corp. NY	323,493	1,799
Franklin Street Properties Corp.	142,531	1,770
S&T Bancorp Inc.	100,588	1,752
Acadia Realty Trust	83,819	1,593
Dime Community Bancshares Inc.	113,906	1,578
* AMERISAFE Inc.	78,732	1,479
Lexington Realty Trust	195,270	1,398
LTC Properties Inc.	53,878	1,375
Tompkins Financial Corp.	34,189	1,356
Pennsylvania Real Estate Investment Trust	113,375	1,345
American Physicians Capital Inc.	32,400	1,343
* Pinnacle Financial Partners Inc.	139,347	1,281
* eHealth Inc.	98,294	1,270
Inland Real Estate Corp.	150,029	1,247
* TradeStation Group Inc.	167,901	1,105
* Nara Bancorp Inc.	155,776	1,100
Bank Mutual Corp.	189,553	984
Sterling Bancorp	112,130	974
* United Community Banks Inc.	391,119	876
SWS Group Inc.	120,302	863
Stewart Information Services Corp.	75,469	854
Presidential Life Corp.	87,077	853
Urstadt Biddle Properties Inc. Class A	45,501	823
Universal Health Realty Income Trust	23,800	819
* Hanmi Financial Corp.	633,760	811
Parkway Properties Inc.	45,102	668
* LaBranche & Co. Inc.	153,249	598
Cedar Shopping Centers Inc.	96,649	588
Kite Realty Group Trust	132,068	586
Wilshire Bancorp Inc.	81,677	534
Rewards Network Inc.	37,010	531
* First BanCorp	1,333,350	373
* South Financial Group Inc.	417,192	118
		270,985
Health Care (13.0%)
* Salix Pharmaceuticals Ltd.	238,968	9,492
* AMERIGROUP Corp.	211,471	8,981
Cooper Cos. Inc.	193,016	8,921
* Regeneron Pharmaceuticals Inc.	278,747	7,638
* HMS Holdings Corp.	112,830	6,650
* Magellan Health Services Inc.	138,378	6,537
* Savient Pharmaceuticals Inc.	280,190	6,408
* Dionex Corp.	72,361	6,255
* American Medical Systems Holdings Inc.	316,498	6,197
* Healthspring Inc.	234,963	6,071
* Haemonetics Corp.	102,196	5,982
* Cubist Pharmaceuticals Inc.	244,497	5,719
* Catalyst Health Solutions Inc.	161,529	5,687

* Parexel International Corp.	242,424	5,607
* Align Technology Inc.	280,264	5,488
Chemed Corp.	94,444	5,380
Quality Systems Inc.	79,018	5,240
* PSS World Medical Inc.	234,123	5,006
* Viropharma Inc.	326,240	4,864
* Centene Corp.	205,540	4,849
West Pharmaceutical Services Inc.	137,848	4,730
* Par Pharmaceutical Cos. Inc.	147,072	4,277
Meridian Bioscience Inc.	170,337	3,727
Invacare Corp.	135,790	3,600
* Integra LifeSciences Holdings Corp.	87,782	3,464
* Neogen Corp.	94,850	3,211
* Martek Biosciences Corp.	139,802	3,164
* MWI Veterinary Supply Inc.	51,632	2,980
* Zoll Medical Corp.	90,162	2,909
* Amedisys Inc.	120,591	2,870
* Gentiva Health Services Inc.	125,173	2,735
* Cyberonics Inc.	100,341	2,677
* CONMED Corp.	119,354	2,675
Landauer Inc.	39,329	2,463
Analogic Corp.	54,365	2,440
* Amsurg Corp. Class A	130,088	2,274
* Greatbatch Inc.	97,936	2,271
* Abaxis Inc.	92,905	2,146
* RehabCare Group Inc.	104,684	2,117
* Bio-Reference Labs Inc.	100,394	2,094
* Hanger Orthopedic Group Inc.	134,496	1,956
Computer Programs & Systems Inc.	45,234	1,926
* Air Methods Corp.	46,254	1,923
* Merit Medical Systems Inc.	118,446	1,882
* Molina Healthcare Inc.	68,886	1,859
* ICU Medical Inc.	48,833	1,821
* IPC The Hospitalist Co. Inc.	66,632	1,820
* Omnicell Inc.	136,150	1,781
* Natus Medical Inc.	118,908	1,732
* Healthways Inc.	143,050	1,665
* LHC Group Inc.	65,006	1,507
* Symmetry Medical Inc.	151,148	1,457
* Res-Care Inc.	107,100	1,421
* Emergent Biosolutions Inc.	79,699	1,376
* Affymetrix Inc.	296,521	1,352
* eResearchTechnology Inc.	178,279	1,333
* PharMerica Corp.	128,581	1,225
* Kensey Nash Corp.	40,683	1,175
* Corvel Corp.	27,533	1,169
* Genoptix Inc.	73,948	1,050
* Almost Family Inc.	33,764	1,000
Ensign Group Inc.	53,528	961
* Cross Country Healthcare Inc.	129,572	932
Cantel Medical Corp.	54,402	881
* Hi-Tech Pharmacal Co. Inc.	40,497	820
* Palomar Medical Technologies Inc.	77,416	800
* Arqule Inc.	150,440	775
* CryoLife Inc.	120,494	731
* SurModics Inc.	50,585	603
* Cambrex Corp.	122,887	522
* Osteotech Inc.	76,745	496

* LCA-Vision Inc.	77,900	434
* Medcath Corp.	41,300	416
* Kendle International Inc.	32,359	302
* AMN Healthcare Services Inc.	56,316	289
* Enzo Biochem Inc.	41,992	160
		227,348
Industrials (16.1%)
CLARCOR Inc.	209,887	8,108
Toro Co.	129,764	7,297
* Esterline Technologies Corp.	124,636	7,133
* EMCOR Group Inc.	275,006	6,762
* Moog Inc. Class A	188,047	6,678
Actuant Corp. Class A	281,544	6,464
Watsco Inc.	115,422	6,427
Brady Corp. Class A	218,063	6,361
* Geo Group Inc.	267,353	6,243
* Teledyne Technologies Inc.	151,591	6,036
Curtiss-Wright Corp.	191,870	5,814
* Tetra Tech Inc.	255,869	5,366
AO Smith Corp.	92,357	5,347
* United Stationers Inc.	96,794	5,179
Belden Inc.	195,955	5,169
Triumph Group Inc.	68,176	5,085
Knight Transportation Inc.	255,642	4,942
Kaydon Corp.	138,609	4,796
Applied Industrial Technologies Inc.	156,665	4,794
* HUB Group Inc. Class A	156,193	4,570
* Old Dominion Freight Line Inc.	173,823	4,419
ABM Industries Inc.	196,473	4,242
Simpson Manufacturing Co. Inc.	163,968	4,227
Healthcare Services Group Inc.	183,662	4,186
Mueller Industries Inc.	157,919	4,183
Watts Water Technologies Inc. Class A	120,773	4,112
Briggs & Stratton Corp.	209,832	3,989
* Insituform Technologies Inc. Class A	164,809	3,985
* II-VI Inc.	105,012	3,920
Interface Inc. Class A	261,564	3,722
Robbins & Myers Inc.	138,250	3,702
* Orbital Sciences Corp.	241,748	3,699
ESCO Technologies Inc.	110,955	3,690
Barnes Group Inc.	188,505	3,316
Skywest Inc.	234,658	3,276
Forward Air Corp.	121,620	3,162
Heartland Express Inc.	210,516	3,130
* AAR Corp.	163,532	3,052
Kaman Corp.	108,782	2,851
American Science & Engineering Inc.	37,953	2,795
* EnPro Industries Inc.	86,412	2,703
Quanex Building Products Corp.	155,920	2,693
Allegiant Travel Co. Class A	63,466	2,686
Unifirst Corp.	60,496	2,671
Cubic Corp.	65,131	2,657
Arkansas Best Corp.	106,624	2,583
Badger Meter Inc.	63,167	2,557
* TrueBlue Inc.	185,240	2,529
Administaff Inc.	93,326	2,513
* Ceradyne Inc.	106,768	2,493

* Astec Industries Inc.	83,629	2,386
Universal Forest Products Inc.	81,466	2,383
* Mobile Mini Inc.	152,738	2,343
* Griffon Corp.	191,129	2,330
* SYKES Enterprises Inc.	169,460	2,301
Lindsay Corp.	52,376	2,269
CIRCOR International Inc.	71,376	2,255
AZZ Inc.	52,329	2,242
Albany International Corp.	116,080	2,196
* ATC Technology Corp.	84,182	2,083
* Exponent Inc.	58,110	1,952
John Bean Technologies Corp.	118,676	1,912
Bowne & Co. Inc.	168,092	1,904
Tredegar Corp.	94,418	1,792
G&K Services Inc. Class A	77,588	1,774
* Consolidated Graphics Inc.	42,027	1,742
Comfort Systems USA Inc.	160,005	1,717
Viad Corp.	86,799	1,679
Encore Wire Corp.	79,391	1,628
* Dycom Industries Inc.	162,792	1,626
* Dolan Co.	127,831	1,453
Heidrick & Struggles International Inc.	73,623	1,434
Applied Signal Technology Inc.	56,536	1,407
* Aerovironment Inc.	63,064	1,403
* Orion Marine Group Inc.	112,723	1,399
Federal Signal Corp.	258,856	1,395
* Kelly Services Inc. Class A	116,509	1,367
* SFN Group Inc.	219,248	1,318
Standex International Corp.	52,145	1,261
Cascade Corp.	38,283	1,217
Vicor Corp.	82,046	1,199
* GenCorp Inc.	240,765	1,185
AAON Inc.	49,319	1,160
* Powell Industries Inc.	36,825	1,146
* Gibraltar Industries Inc.	126,404	1,135
Apogee Enterprises Inc.	116,791	1,069
* On Assignment Inc.	152,087	798
* NCI Building Systems Inc.	74,354	709
CDI Corp.	53,884	696
* Lydall Inc.	71,117	523
* School Specialty Inc.	39,445	513
* Volt Information Sciences Inc.	50,019	360
Lawson Products Inc.	16,814	257
Standard Register Co.	40,478	118
		283,350
Information Technology (18.5%)
* Concur Technologies Inc.	186,989	9,245
* Varian Semiconductor Equipment Associates Inc.	310,041	8,923
* Cypress Semiconductor Corp.	663,848	8,351
* Viasat Inc.	168,483	6,926
* Anixter International Inc.	116,215	6,274
* TriQuint Semiconductor Inc.	650,952	6,249
* Veeco Instruments Inc.	169,381	5,906
* Microsemi Corp.	344,351	5,906
* Progress Software Corp.	178,095	5,895
* CACI International Inc. Class A	125,559	5,683
* Wright Express Corp.	158,521	5,661

* Arris Group Inc.	518,824	5,069
* Plexus Corp.	167,360	4,912
* Taleo Corp. Class A	165,806	4,807
* Hittite Microwave Corp.	100,592	4,793
* CommVault Systems Inc.	178,980	4,659
* Cymer Inc.	122,441	4,540
* j2 Global Communications Inc.	189,936	4,519
Cognex Corp.	166,445	4,464
MAXIMUS Inc.	71,723	4,417
Blackbaud Inc.	181,530	4,364
* JDA Software Group Inc.	171,872	4,359
* Blue Coat Systems Inc.	178,770	4,301
* Benchmark Electronics Inc.	257,960	4,231
* Littelfuse Inc.	92,017	4,021
* Synaptics Inc.	142,256	4,003
* Netgear Inc.	147,450	3,983
* Tessera Technologies Inc.	210,397	3,892
* MKS Instruments Inc.	210,150	3,778
* Tekelec	286,444	3,712
* Take-Two Interactive Software Inc.	354,972	3,599
* Checkpoint Systems Inc.	165,816	3,374
* Ebix Inc.	142,607	3,344
* Sourcefire Inc.	115,021	3,317
* Comtech Telecommunications Corp.	119,013	3,255
* MicroStrategy Inc. Class A	36,413	3,154
* Websense Inc.	175,986	3,122
* FEI Co.	159,354	3,119
* Cabot Microelectronics Corp.	96,613	3,109
* Scansource Inc.	110,674	3,070
* Insight Enterprises Inc.	194,051	3,035
* Netscout Systems Inc.	144,142	2,956
* DealerTrack Holdings Inc.	169,343	2,892
* Harmonic Inc.	407,312	2,802
* OSI Systems Inc.	76,858	2,791
* SYNNEX Corp.	96,770	2,723
* DTS Inc.	71,012	2,711
* Manhattan Associates Inc.	91,428	2,683
* CSG Systems International Inc.	143,187	2,610
* Intermec Inc.	207,645	2,546
* Diodes Inc.	147,364	2,518
* Monolithic Power Systems Inc.	151,393	2,472
* comScore Inc.	104,471	2,457
* Volterra Semiconductor Corp.	112,695	2,425
Heartland Payment Systems Inc.	158,947	2,419
* Cogent Inc.	225,548	2,400
* Stratasys Inc.	86,294	2,392
Black Box Corp.	73,905	2,369
* Radiant Systems Inc.	133,577	2,284
Park Electrochemical Corp.	86,661	2,283
* Tyler Technologies Inc.	112,036	2,259
* Standard Microsystems Corp.	94,370	2,153
MTS Systems Corp.	68,569	2,126
United Online Inc.	365,437	2,090
* Rogers Corp.	65,983	2,077
* Brightpoint Inc.	296,216	2,071
* Advanced Energy Industries Inc.	158,083	2,065
Micrel Inc.	207,285	2,044
* Forrester Research Inc.	60,694	2,008

* ATMI Inc.	131,663	1,957
* Brooks Automation Inc.	273,224	1,833
* DG FastChannel Inc.	83,703	1,821
* Kulicke & Soffa Industries Inc.	293,300	1,816
* TeleTech Holdings Inc.	122,223	1,814
* TTM Technologies Inc.	181,973	1,782
* Actel Corp.	110,568	1,764
* Compellent Technologies Inc.	95,697	1,740
* Newport Corp.	153,178	1,737
* Ultratech Inc.	100,256	1,714
EPIQ Systems Inc.	139,225	1,707
* Epicor Software Corp.	191,501	1,666
* Avid Technology Inc.	121,067	1,587
* FARO Technologies Inc.	67,519	1,473
* Sonic Solutions Inc.	127,957	1,456
Daktronics Inc.	144,729	1,421
Methode Electronics Inc.	155,572	1,413
CTS Corp.	141,918	1,365
* Sigma Designs Inc.	114,217	1,312
* Infospace Inc.	151,471	1,312
* Smith Micro Software Inc.	128,396	1,276
Cohu Inc.	98,447	1,239
Keithley Instruments Inc.	56,253	1,210
* Supertex Inc.	54,062	1,196
* EMS Technologies Inc.	63,997	1,192
* Mercury Computer Systems Inc.	98,731	1,188
* Perficient Inc.	128,853	1,178
* Knot Inc.	125,760	1,148
* Rudolph Technologies Inc.	132,051	1,097
* Exar Corp.	183,014	1,096
* Electro Scientific Industries Inc.	98,511	1,094
* Symmetricom Inc.	183,775	1,051
* Novatel Wireless Inc.	130,624	1,029
Bel Fuse Inc. Class B	49,075	1,022
* Liquidity Services Inc.	63,466	1,016
* Digi International Inc.	104,131	988
* Kopin Corp.	278,265	988
* Interactive Intelligence Inc.	53,916	949
* Radisys Corp.	100,560	947
* Intevac Inc.	93,314	934
* Pericom Semiconductor Corp.	107,113	931
Technitrol Inc.	173,584	766
* THQ Inc.	185,961	748
* DSP Group Inc.	96,805	678
* Gerber Scientific Inc.	106,355	656
* Stamps.com Inc.	48,990	637
* NCI Inc. Class A	32,881	622
* Ciber Inc.	191,759	577
* Phoenix Technologies Ltd.	146,965	573
* Integral Systems Inc.	73,196	540
* PC-Tel Inc.	79,917	491
* Network Equipment Technologies Inc.	125,075	432
* Hutchinson Technology Inc.	96,472	335
* Tollgrade Communications Inc.	43,155	316
* Super Micro Computer Inc.	30,300	315
* LoJack Corp.	74,898	286
* StarTek Inc.	51,025	213

* Agilysys Inc.	12,000	78
		324,689
Materials (4.3%)
* PolyOne Corp.	388,536	4,697
Schweitzer-Mauduit International Inc.	76,046	4,434
Eagle Materials Inc.	183,915	4,359
HB Fuller Co.	205,211	4,077
* OM Group Inc.	129,611	3,904
* RTI International Metals Inc.	124,699	3,818
Arch Chemicals Inc.	105,345	3,697
Balchem Corp.	118,489	3,657
Texas Industries Inc.	115,210	3,631
* Clearwater Paper Corp.	47,488	3,613
* Calgon Carbon Corp.	233,243	3,382
* Century Aluminum Co.	234,470	3,088
AMCOL International Corp.	105,496	2,763
A Schulman Inc.	132,252	2,665
Kaiser Aluminum Corp.	61,032	2,612
Buckeye Technologies Inc.	164,937	2,426
* Brush Engineered Materials Inc.	85,296	2,426
Deltic Timber Corp.	45,020	2,017
Stepan Co.	32,236	1,905
* Wausau Paper Corp.	205,590	1,704
Zep Inc.	91,348	1,593
Quaker Chemical Corp.	46,610	1,518
* LSB Industries Inc.	67,255	1,249
Myers Industries Inc.	143,710	1,234
Neenah Paper Inc.	61,505	935
* AM Castle & Co.	70,205	930
* Headwaters Inc.	252,458	909
Olympic Steel Inc.	38,060	875
American Vanguard Corp.	87,666	542
* Penford Corp.	45,479	210
		74,870
Telecommunication Services (0.5%)
NTELOS Holdings Corp.	122,733	2,077
* General Communication Inc. Class A	188,104	1,875
* Neutral Tandem Inc.	138,353	1,653
* Cbeyond Inc.	126,560	1,624
USA Mobility Inc.	92,992	1,491
		8,720
Utilities (4.1%)
Piedmont Natural Gas Co. Inc.	298,881	8,668
New Jersey Resources Corp.	170,749	6,697
Southwest Gas Corp.	189,781	6,375
South Jersey Industries Inc.	123,827	6,126
UIL Holdings Corp.	197,941	5,574
Northwest Natural Gas Co.	110,094	5,224
Unisource Energy Corp.	151,625	5,069
Avista Corp.	230,694	4,817
Allete Inc.	128,750	4,690
* El Paso Electric Co.	180,377	4,289
NorthWestern Corp.	149,900	4,272
Laclede Group Inc.	93,618	3,222
CH Energy Group Inc.	66,548	2,939
American States Water Co.	78,094	2,794

Central Vermont Public Service Corp.		50,645	1,021
			71,777
Total Common Stocks (Cost $1,477,440)			1,756,168
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund (Cost $1,832)
	0.261%	1,832,000	1,832

Total Investments (100.2%) (Cost $1,479,272)			1,758,000
Other Assets and Liabilities-Net (-0.2%)			(3,287)
Net Assets (100%)			1,754,713
* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At September 30, 2010, the cost of investment securities for tax purposes was $1,479,272,000. Net unrealized appreciation of investment securities for tax purposes was $278,728,000, consisting of unrealized gains of $396,962,000 on securities that had risen in value since their purchase and $118,234,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed International Fund

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Australia (8.2%)
BHP Billiton Ltd.	2,137,186	81,464
Commonwealth Bank of Australia	982,903	48,647
Westpac Banking Corp.	1,889,163	42,502
Australia & New Zealand Banking Group Ltd.	1,606,023	36,780
National Australia Bank Ltd.	1,344,337	32,940
Woolworths Ltd.	795,508	22,171
Rio Tinto Ltd.	279,114	20,742
Wesfarmers Ltd.	643,247	20,473
Newcrest Mining Ltd.	461,190	17,651
Woodside Petroleum Ltd.	349,217	14,813
CSL Ltd.	367,569	11,759
QBE Insurance Group Ltd.	666,819	11,136
Origin Energy Ltd.	570,502	8,758
Macquarie Group Ltd.	223,923	7,857
Suncorp-Metway Ltd.	855,864	7,456
Foster's Group Ltd.	1,246,205	7,373
Telstra Corp. Ltd.	2,816,589	7,144
Santos Ltd.	540,771	6,702
AMP Ltd.	1,346,329	6,651
Orica Ltd.	236,829	5,909
Brambles Ltd.	916,524	5,567
Amcor Ltd.	803,082	5,062
Insurance Australia Group Ltd.	1,383,824	4,872
AGL Energy Ltd.	299,351	4,678
Coca-Cola Amatil Ltd.	386,046	4,477
Transurban Group	877,386	4,226
* Fortescue Metals Group Ltd.	771,534	3,894
Incitec Pivot Ltd.	1,100,191	3,830
ASX Ltd.	118,086	3,724
AXA Asia Pacific Holdings Ltd.	684,443	3,400
* Asciano Group	1,989,363	3,172
OZ Minerals Ltd.	2,155,579	3,028
Wesfarmers Ltd. Price Protected Shares	93,546	2,997
Leighton Holdings Ltd.	91,293	2,922
Computershare Ltd.	303,393	2,867
Alumina Ltd.	1,626,675	2,857
Toll Holdings Ltd.	446,238	2,849
TABCORP Holdings Ltd.	414,801	2,812
WorleyParsons Ltd.	130,077	2,805
Lend Lease Group	364,562	2,686
Sonic Healthcare Ltd.	250,575	2,665
BlueScope Steel Ltd.	1,239,992	2,648
Cochlear Ltd.	38,455	2,612
OneSteel Ltd.	900,845	2,558
Crown Ltd.	312,904	2,539
Boral Ltd.	495,329	2,210
Metcash Ltd.	517,890	2,190
Bendigo and Adelaide Bank Ltd.	238,109	2,105
Tatts Group Ltd.	905,916	2,097

* Qantas Airways Ltd.	772,150	2,083
Fairfax Media Ltd.	1,398,730	1,988
Sims Metal Management Ltd.	110,271	1,880
CSR Ltd.	1,062,450	1,849
* Paladin Energy Ltd.	482,090	1,677
Harvey Norman Holdings Ltd.	456,112	1,667
* James Hardie Industries SE	304,074	1,651
MacArthur Coal Ltd.	123,955	1,402
Goodman Fielder Ltd.	1,024,103	1,297
Newcrest Mining Ltd. ADR	30,154	1,161
Caltex Australia Ltd.	98,370	1,145
Aristocrat Leisure Ltd.	319,392	1,092
Billabong International Ltd.	127,462	985
SP AusNet	1,118,376	933
MAp Group	289,224	818
Energy Resources of Australia Ltd.	54,837	706
Sims Metal Management Ltd. ADR	3,072	52
		535,663
Austria (0.3%)
Erste Group Bank AG	121,038	4,864
OMV AG	101,429	3,800
Telekom Austria AG	232,164	3,500
Voestalpine AG	69,155	2,550
Verbund AG	54,564	1,957
Raiffeisen International Bank Holding AG	40,609	1,897
Vienna Insurance Group AG Wiener Versicherung Gruppe	28,178	1,517
		20,085
Belgium (0.9%)
Anheuser-Busch InBev NV	457,632	26,940
* KBC Groep NV	107,114	4,808
Delhaize Group SA	65,660	4,771
Solvay SA Class A	38,652	4,124
Ageas	1,389,234	3,983
Belgacom SA	99,514	3,886
Umicore	76,741	3,320
Colruyt SA	10,206	2,700
UCB SA	76,071	2,636
* Dexia SA	414,778	1,828
Mobistar SA	19,617	1,201
		60,197
Cyprus (0.0%)
* Bank of Cyprus Public Co. Ltd. Rights Exp. 10/21/2010	334,048	205

Denmark (1.0%)
Novo Nordisk A/S Class B	274,525	27,166
Carlsberg A/S Class B	71,766	7,467
AP Moller - Maersk A/S Class B	866	7,210
* Danske Bank A/S	297,680	7,146
* Vestas Wind Systems A/S	130,270	4,909
Novozymes A/S	27,727	3,521
AP Moller - Maersk A/S	361	2,926
DSV A/S	124,350	2,530
Coloplast A/S Class B	14,275	1,705
* William Demant Holding AS	16,600	1,222
Tryg AS	16,329	981
		66,783

Finland (1.1%)
Nokia Oyj	2,364,249	23,751
Fortum Oyj	294,234	7,706
Sampo Oyj	279,640	7,556
Kone Oyj Class B	103,564	5,359
UPM-Kymmene Oyj	307,369	5,273
Stora Enso Oyj	385,790	3,826
Wartsila Oyj	52,870	3,455
Metso Oyj	74,278	3,410
Nokian Renkaat Oyj	78,006	2,685
Kesko Oyj Class B	39,860	1,874
Outokumpu Oyj	89,732	1,785
Elisa Oyj	71,792	1,650
Neste Oil Oyj	103,380	1,618
Pohjola Bank PLC	114,794	1,400
Rautaruukki Oyj	60,682	1,256
Sanoma Oyj	54,376	1,151
Orion Oyj Class B	43,772	876
		74,631
France (10.2%)
Total SA	1,342,899	69,389
Sanofi-Aventis SA	668,101	44,473
BNP Paribas	601,082	42,900
GDF Suez	787,740	28,269
France Telecom SA	1,174,362	25,400
Societe Generale	399,074	23,076
LVMH Moet Hennessy Louis Vuitton SA	155,183	22,793
Danone	368,373	22,078
Air Liquide SA	179,329	21,933
Vivendi SA	788,014	21,598
Carrefour SA	378,174	20,385
Schneider Electric SA	152,045	19,316
AXA SA	1,097,365	19,238
ArcelorMittal	543,267	17,923
L'Oreal SA	151,409	17,053
Vinci SA	275,188	13,833
Unibail-Rodamco SE	58,687	13,031
Cie de St-Gobain	243,093	10,863
Pernod-Ricard SA	125,886	10,531
Credit Agricole SA	594,328	9,310
Cie Generale d'Optique Essilor International SA	129,161	8,894
PPR	48,658	7,894
Hermes International	33,911	7,755
Lafarge SA	128,482	7,355
Cie Generale des Etablissements Michelin Class B	95,978	7,319
Vallourec SA	69,742	6,936
EDF SA	158,986	6,863
Alstom SA	130,374	6,652
* European Aeronautic Defence and Space Co. NV	259,556	6,477
* Renault SA	124,704	6,427
Bouygues SA	147,818	6,368
Veolia Environnement	221,188	5,828
Technip SA	64,994	5,237
* Alcatel-Lucent	1,490,893	5,038
Christian Dior SA	38,388	5,024
Cap Gemini SA	94,932	4,766
SES SA	185,378	4,463

Sodexo	61,929	4,026
Publicis Groupe SA	79,291	3,769
* Peugeot SA	103,131	3,478
Accor SA	94,929	3,471
Casino Guichard Perrachon SA	35,840	3,284
Suez Environnement Co.	176,346	3,262
* Natixis	558,016	3,198
STMicroelectronics NV	413,497	3,164
Safran SA	111,691	3,139
Lagardere SCA	77,444	3,032
Dassault Systemes SA	39,314	2,893
Groupe Eurotunnel SA	313,774	2,669
Legrand SA	78,886	2,669
Klepierre	65,948	2,544
Bureau Veritas SA	33,848	2,363
SCOR SE	98,583	2,359
Eutelsat Communications	58,608	2,239
* Cie Generale de Geophysique-Veritas	98,198	2,154
Thales SA	58,369	2,133
* Edenred	97,491	1,931
CNP Assurances	100,452	1,866
Fonciere Des Regions	17,065	1,822
ICADE	16,331	1,716
Gecina SA	13,657	1,621
* Air France-KLM	97,663	1,499
* Atos Origin SA	31,180	1,410
Aeroports de Paris	16,896	1,379
Neopost SA	17,842	1,329
Imerys SA	21,874	1,311
Societe BIC SA	15,014	1,205
Eiffage SA	22,965	1,093
Societe Television Francaise 1	69,220	1,079
Iliad SA	10,204	1,063
Eramet	3,430	1,015
* JCDecaux SA	36,862	975
PagesJaunes Groupe	92,119	966
Metropole Television SA	39,238	925
BioMerieux	7,772	806
Ipsen SA	20,542	682
* Cie Generale des Etablissements Michelin Rights Exp. 10/13/2010	95,978	268
		664,495
Germany (8.0%)
Siemens AG	520,960	54,955
BASF SE	586,663	36,993
Bayer AG	522,359	36,409
* Daimler AG	575,114	36,397
E.ON AG	1,137,804	33,556
Allianz SE	289,535	32,711
Deutsche Bank AG	594,930	32,569
SAP AG	543,144	26,863
Deutsche Telekom AG	1,795,216	24,563
RWE AG	265,351	17,921
Muenchener Rueckversicherungs AG	121,026	16,760
Bayerische Motoren Werke AG	212,644	14,916
Linde AG	108,591	14,125
Volkswagen AG Prior Pfd.	109,522	13,212
Deutsche Post AG	539,131	9,776

Deutsche Boerse AG	126,663	8,452
Adidas AG	133,882	8,286
Fresenius Medical Care AG & Co. KGaA	125,264	7,736
MAN SE	68,002	7,403
ThyssenKrupp AG	217,925	7,105
Henkel AG & Co. KGaA Prior Pfd.	116,522	6,258
Metro AG	80,789	5,257
K&S AG	87,863	5,256
* Infineon Technologies AG	683,695	4,735
HeidelbergCement AG	92,361	4,449
Fresenius SE Prior Pfd.	52,169	4,213
Beiersdorf AG	66,819	4,089
* Commerzbank AG	466,852	3,868
Henkel AG & Co. KGaA	81,275	3,677
Merck KGaA	41,607	3,494
Porsche Automobil Holding SE Prior Pfd.	59,780	2,956
* Deutsche Lufthansa AG	150,580	2,766
* QIAGEN NV	152,312	2,725
* Continental AG	33,110	2,572
Hochtief AG	28,562	2,473
GEA Group AG	91,513	2,287
Volkswagen AG	20,414	2,250
* Deutsche Postbank AG	59,410	2,020
Wacker Chemie AG	10,743	1,981
Salzgitter AG	29,274	1,895
Bayerische Motoren Werke AG Prior Pfd.	35,901	1,675
Fraport AG Frankfurt Airport Services Worldwide	27,285	1,660
Hannover Rueckversicherung AG	34,350	1,580
RWE AG Prior Pfd.	22,605	1,440
Fresenius SE	16,240	1,299
* TUI AG	105,622	1,289
Puma AG Rudolf Dassler Sport	3,765	1,240
United Internet AG	72,469	1,171
Celesio AG	52,730	1,147
Suedzucker AG	49,145	1,098
		523,528
Greece (0.3%)
* National Bank of Greece SA ADR	1,887,947	4,286
Coca Cola Hellenic Bottling Co. SA	111,917	2,945
OPAP SA	133,835	2,111
National Bank of Greece SA	204,005	1,992
* Alpha Bank AE	308,469	1,915
Bank of Cyprus Public Co. Ltd.	344,667	1,726
Hellenic Telecommunications Organization SA ADR	380,022	1,345
* EFG Eurobank Ergasias SA	210,880	1,258
Public Power Corp. SA	72,430	1,126
* Piraeus Bank SA	194,343	953
Hellenic Telecommunications Organization SA	21,242	152
* National Bank of Greece SA Rights Exp. 10/11/2010	23,529	21
* National Bank of Greece SA Rights Exp. 11/10/2010	23,529	12
		19,842
Hong Kong (2.7%)
Sun Hung Kai Properties Ltd.	914,064	15,727
Cheung Kong Holdings Ltd.	902,500	13,647
Hong Kong Exchanges and Clearing Ltd.	663,400	13,042
Hutchison Whampoa Ltd.	1,384,512	12,881
CLP Holdings Ltd.	1,241,432	9,897

Li & Fung Ltd.	1,502,835	8,419
BOC Hong Kong Holdings Ltd.	2,328,000	7,372
Hang Seng Bank Ltd.	490,743	7,207
Swire Pacific Ltd.	507,088	6,972
Hong Kong & China Gas Co. Ltd.	2,756,776	6,962
Hang Lung Properties Ltd.	1,373,810	6,690
Wharf Holdings Ltd.	917,741	5,886
Hongkong Electric Holdings Ltd.	901,600	5,478
Henderson Land Development Co. Ltd.	725,006	5,152
Bank of East Asia Ltd.	1,057,663	4,469
Esprit Holdings Ltd.	773,528	4,190
MTR Corp.	929,000	3,507
Hang Lung Group Ltd.	534,000	3,482
New World Development Ltd.	1,706,750	3,429
Kerry Properties Ltd.	494,000	2,682
* Sands China Ltd.	1,461,600	2,622
Sino Land Co. Ltd.	1,213,000	2,503
Shangri-La Asia Ltd.	954,510	2,170
Wheelock & Co. Ltd.	647,000	2,158
Cathay Pacific Airways Ltd.	787,770	2,133
* Wynn Macau Ltd.	1,039,600	1,789
Yue Yuen Industrial Holdings Ltd.	448,000	1,654
Hysan Development Co. Ltd.	457,000	1,634
Wing Hang Bank Ltd.	123,000	1,472
Hopewell Holdings Ltd.	397,500	1,285
* Foxconn International Holdings Ltd.	1,723,000	1,263
Orient Overseas International Ltd.	139,300	1,110
Cheung Kong Infrastructure Holdings Ltd.	259,000	1,028
ASM Pacific Technology Ltd.	110,900	988
NWS Holdings Ltd.	481,000	942
PCCW Ltd.	2,596,000	940
Television Broadcasts Ltd.	161,000	918
Lifestyle International Holdings Ltd.	332,500	817
* Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	138,201	40
		174,557
Ireland (0.2%)
CRH PLC	444,655	7,332
Kerry Group PLC Class A	95,169	3,338
* Elan Corp. PLC	351,556	2,001
* Governor & Co. of the Bank of Ireland	1,987,375	1,664
Ryanair Holdings PLC	229,869	1,229
* Anglo Irish Bank Corp. Ltd.	257,065	76
		15,640
Israel (0.8%)
Teva Pharmaceutical Industries Ltd.	590,212	31,423
Israel Chemicals Ltd.	281,663	3,955
* Bank Leumi Le-Israel BM	759,342	3,540
* Bank Hapoalim BM	674,028	3,091
Bezeq Israeli Telecommunication Corp. Ltd.	1,059,368	2,634
* Israel Corp. Ltd.	1,367	1,309
* NICE Systems Ltd.	35,606	1,117
Cellcom Israel Ltd. (Registered)	30,766	938
Partner Communications Co. Ltd.	48,274	892
* Israel Discount Bank Ltd. Class A	423,212	837
Elbit Systems Ltd.	15,111	804
Delek Group Ltd.	2,307	635
Mizrahi Tefahot Bank Ltd.	67,120	620

Makhteshim-Agan Industries Ltd.	117,086	436
Ormat Industries	27,334	224
Discount Investment Corp.	9,957	199
		52,654
Italy (2.9%)
ENI SPA	1,641,452	35,467
Enel SPA	4,159,715	22,237
UniCredit SPA	8,569,859	21,947
Intesa Sanpaolo SPA (Registered)	4,915,823	16,013
Assicurazioni Generali SPA	741,354	14,967
Telecom Italia SPA (Registered)	5,992,636	8,395
Fiat SPA	501,867	7,770
Saipem SPA	168,109	6,757
Tenaris SA	307,018	5,907
Telecom Italia SPA (Bearer)	3,960,372	4,469
Snam Rete Gas SPA	810,025	4,108
Unione di Banche Italiane SCPA	398,933	3,875
Terna Rete Elettrica Nazionale SPA	862,252	3,668
Mediaset SPA	462,545	3,286
Atlantia SPA	157,788	3,275
Finmeccanica SPA	269,357	3,206
Parmalat SPA	1,152,514	2,961
* Mediobanca SPA	311,699	2,906
Banco Popolare SC	415,986	2,499
* Banca Monte dei Paschi di Siena SPA	1,559,795	2,167
Prysmian SPA	101,486	1,858
Luxottica Group SPA	64,843	1,774
Intesa Sanpaolo SPA (Bearer)	641,036	1,653
Pirelli & C SPA	169,828	1,387
Banca Popolare di Milano Scarl	286,217	1,369
Exor SPA	50,784	1,180
* Autogrill SPA	85,766	1,078
Banca Carige SPA	452,511	1,056
A2A SPA	591,515	909
Mediolanum SPA	171,169	762
		188,906
Japan (21.3%)
Toyota Motor Corp.	1,750,918	62,754
Mitsubishi UFJ Financial Group Inc.	8,066,644	37,453
Honda Motor Co. Ltd.	1,049,239	37,336
Canon Inc.	717,633	33,518
Sumitomo Mitsui Financial Group Inc.	850,858	24,796
Takeda Pharmaceutical Co. Ltd.	476,794	21,920
Mitsubishi Corp.	857,086	20,364
Sony Corp.	638,500	19,712
Tokyo Electric Power Co. Inc.	770,870	18,828
Mizuho Financial Group Inc.	12,668,621	18,377
Panasonic Corp.	1,257,053	17,072
Softbank Corp.	512,300	16,763
Mitsui & Co. Ltd.	1,102,900	16,399
NTT DoCoMo Inc.	9,707	16,212
Nintendo Co. Ltd.	63,700	15,977
Fanuc Ltd.	123,500	15,764
Nippon Telegraph & Telephone Corp.	333,400	14,604
Komatsu Ltd.	605,100	14,077
Nissan Motor Co. Ltd.	1,585,800	13,887
East Japan Railway Co.	218,500	13,201

Shin-Etsu Chemical Co. Ltd.	264,000	12,882
Tokio Marine Holdings Inc.	466,200	12,575
Hitachi Ltd.	2,844,758	12,452
Mitsubishi Estate Co. Ltd.	759,935	12,371
Toshiba Corp.	2,555,000	12,356
Kansai Electric Power Co. Inc.	487,250	11,835
Seven & I Holdings Co. Ltd.	478,520	11,222
Nippon Steel Corp.	3,287,970	11,196
Nomura Holdings Inc.	2,281,277	10,975
Mitsubishi Electric Corp.	1,253,000	10,796
Astellas Pharma Inc.	289,414	10,473
Chubu Electric Power Co. Inc.	412,100	10,193
Kyocera Corp.	105,400	9,971
FUJIFILM Holdings Corp.	295,300	9,806
Japan Tobacco Inc.	2,905	9,680
Sumitomo Corp.	725,900	9,361
Mitsui Fudosan Co. Ltd.	547,000	9,229
JFE Holdings Inc.	297,900	9,114
Denso Corp.	305,200	9,067
Daiichi Sankyo Co. Ltd.	440,263	8,974
KDDI Corp.	1,877	8,973
ITOCHU Corp.	973,000	8,906
Kao Corp.	350,401	8,548
Fujitsu Ltd.	1,191,000	8,380
JX Holdings Inc.	1,417,050	8,223
Kirin Holdings Co. Ltd.	550,000	7,830
MS&AD Insurance Group Holdings	340,033	7,825
Bridgestone Corp.	422,231	7,699
Mitsubishi Heavy Industries Ltd.	1,988,000	7,341
Tokyo Gas Co. Ltd.	1,607,000	7,309
Central Japan Railway Co.	977	7,194
Murata Manufacturing Co. Ltd.	131,800	6,969
Asahi Glass Co. Ltd.	663,035	6,762
Kubota Corp.	737,000	6,760
Hoya Corp.	271,300	6,626
Inpex Corp.	1,388	6,529
Sharp Corp.	647,000	6,449
Nidec Corp.	72,100	6,411
Secom Co. Ltd.	137,100	6,192
Tohoku Electric Power Co. Inc.	276,800	6,128
Ricoh Co. Ltd.	429,000	6,078
Marubeni Corp.	1,074,000	6,073
Dai-ichi Life Insurance Co. Ltd.	4,976	6,024
Keyence Corp.	27,308	5,955
Terumo Corp.	111,800	5,935
Sumitomo Electric Industries Ltd.	485,800	5,925
Daikin Industries Ltd.	155,100	5,837
Eisai Co. Ltd.	166,800	5,837
* NKSJ Holdings Inc.	900,800	5,644
Kyushu Electric Power Co. Inc.	245,900	5,616
Tokyo Electron Ltd.	111,200	5,580
Sumitomo Metal Industries Ltd.	2,087,000	5,275
Sumitomo Metal Mining Co. Ltd.	341,000	5,218
Shiseido Co. Ltd.	225,700	5,070
Toray Industries Inc.	901,000	5,022
Sumitomo Realty & Development Co. Ltd.	240,000	4,967
Asahi Breweries Ltd.	239,200	4,791
Mitsui OSK Lines Ltd.	744,000	4,681

Sumitomo Trust & Banking Co. Ltd.	930,000	4,660
Osaka Gas Co. Ltd.	1,290,000	4,652
Fast Retailing Co. Ltd.	33,000	4,649
SMC Corp.	35,100	4,633
Sumitomo Chemical Co. Ltd.	1,038,000	4,557
Dai Nippon Printing Co. Ltd.	367,800	4,495
Daiwa Securities Group Inc.	1,109,000	4,477
Ajinomoto Co. Inc.	449,000	4,405
Suzuki Motor Corp.	206,600	4,355
Asahi Kasei Corp.	787,000	4,344
NEC Corp.	1,606,400	4,272
TDK Corp.	76,100	4,252
Nitto Denko Corp.	107,700	4,220
Aeon Co. Ltd.	392,573	4,209
Rohm Co. Ltd.	67,200	4,162
West Japan Railway Co.	1,140	4,094
Mitsubishi Chemical Holdings Corp.	782,500	3,979
Odakyu Electric Railway Co. Ltd.	427,000	3,949
Aisin Seiki Co. Ltd.	126,100	3,946
Nikon Corp.	210,800	3,910
Nippon Yusen KK	943,000	3,865
Kobe Steel Ltd.	1,640,000	3,847
Olympus Corp.	145,600	3,818
Hankyu Hanshin Holdings Inc.	786,304	3,783
Bank of Yokohama Ltd.	806,000	3,766
Kintetsu Corp.	1,093,190	3,704
Shionogi & Co. Ltd.	198,500	3,625
T&D Holdings Inc.	172,590	3,602
Shizuoka Bank Ltd.	412,000	3,550
Chugoku Electric Power Co. Inc.	179,300	3,540
Tokyu Corp.	781,000	3,453
* Mitsubishi Motors Corp.	2,580,000	3,377
Yamada Denki Co. Ltd.	54,310	3,373
Resona Holdings Inc.	375,400	3,371
Rakuten Inc.	4,509	3,305
Yahoo! Japan Corp.	9,515	3,288
Daiwa House Industry Co. Ltd.	324,000	3,271
JS Group Corp.	165,912	3,252
Yamato Holdings Co. Ltd.	267,000	3,238
Nippon Electric Glass Co. Ltd.	236,500	3,233
Tobu Railway Co. Ltd.	559,000	3,227
Sekisui House Ltd.	355,859	3,203
Daito Trust Construction Co. Ltd.	52,200	3,119
Konica Minolta Holdings Inc.	316,000	3,097
Omron Corp.	135,100	3,089
Shikoku Electric Power Co. Inc.	106,700	3,064
Keihin Electric Express Railway Co. Ltd.	316,000	3,063
Toppan Printing Co. Ltd.	387,000	3,030
Chiba Bank Ltd.	515,000	3,007
Unicharm Corp.	74,400	2,999
Panasonic Electric Works Co. Ltd.	226,000	2,997
Isuzu Motors Ltd.	774,000	2,994
Kuraray Co. Ltd.	234,500	2,968
NGK Insulators Ltd.	177,000	2,949
Chugai Pharmaceutical Co. Ltd.	158,400	2,917
Oriental Land Co. Ltd.	29,900	2,788
Keio Corp.	399,000	2,750
NTT Data Corp.	868	2,744

Kawasaki Heavy Industries Ltd.	945,000	2,685
Dentsu Inc.	116,000	2,682
* Yamaha Motor Co. Ltd.	176,900	2,663
Mitsubishi Tanabe Pharma Corp.	162,000	2,641
JGC Corp.	150,000	2,613
OJI Paper Co. Ltd.	574,000	2,542
Makita Corp.	79,400	2,523
Hokkaido Electric Power Co. Inc.	122,700	2,444
Fuji Heavy Industries Ltd.	382,000	2,442
Hokuriku Electric Power Co.	106,800	2,439
Mazda Motor Corp.	1,001,000	2,419
Electric Power Development Co. Ltd.	79,540	2,394
Benesse Holdings Inc.	49,400	2,384
Ono Pharmaceutical Co. Ltd.	53,800	2,347
Isetan Mitsukoshi Holdings Ltd.	224,740	2,332
Hirose Electric Co. Ltd.	22,200	2,242
Nippon Express Co. Ltd.	586,000	2,233
* Mitsubishi Materials Corp.	775,000	2,228
Advantest Corp.	111,800	2,227
JSR Corp.	129,100	2,203
Ibiden Co. Ltd.	84,000	2,139
Chuo Mitsui Trust Holdings Inc.	640,100	2,128
Sega Sammy Holdings Inc.	138,788	2,120
Toyota Tsusho Corp.	142,893	2,105
Teijin Ltd.	635,000	2,101
Shimano Inc.	39,500	2,099
Japan Steel Works Ltd.	219,513	2,068
Trend Micro Inc.	68,000	2,037
NSK Ltd.	299,000	2,028
Hisamitsu Pharmaceutical Co. Inc.	49,600	2,022
Sumitomo Heavy Industries Ltd.	388,000	2,002
Joyo Bank Ltd.	459,000	2,001
Kurita Water Industries Ltd.	71,400	1,986
Sankyo Co. Ltd.	37,400	1,981
Lawson Inc.	42,290	1,935
MEIJI Holdings Co. Ltd.	40,754	1,923
Toyo Seikan Kaisha Ltd.	105,300	1,894
TonenGeneral Sekiyu KK	201,000	1,863
Nitori Holdings Co. Ltd.	22,250	1,861
Kyowa Hakko Kirin Co. Ltd.	186,000	1,845
* Sanyo Electric Co. Ltd.	1,113,000	1,838
Sekisui Chemical Co. Ltd.	302,000	1,831
* All Nippon Airways Co. Ltd.	493,317	1,828
Bank of Kyoto Ltd.	225,000	1,825
Obayashi Corp.	456,000	1,821
Kawasaki Kisen Kaisha Ltd.	483,000	1,814
Fukuoka Financial Group Inc.	449,800	1,802
Daihatsu Motor Co. Ltd.	134,000	1,794
Yakult Honsha Co. Ltd.	57,200	1,770
SBI Holdings Inc.	14,052	1,762
IHI Corp.	908,000	1,739
Santen Pharmaceutical Co. Ltd.	50,100	1,734
Furukawa Electric Co. Ltd.	461,000	1,734
Nippon Paper Group Inc.	68,500	1,716
Brother Industries Ltd.	138,600	1,711
Amada Co. Ltd.	249,000	1,709
Mitsubishi Gas Chemical Co. Inc.	292,000	1,698
THK Co. Ltd.	89,000	1,671

Nissin Foods Holdings Co. Ltd.	45,900	1,660
Hachijuni Bank Ltd.	315,600	1,649
Taisei Corp.	797,000	1,649
Shimizu Corp.	440,000	1,634
Sony Financial Holdings Inc.	499	1,624
Stanley Electric Co. Ltd.	101,600	1,622
Showa Denko KK	844,000	1,621
Hokuhoku Financial Group Inc.	882,100	1,619
Credit Saison Co. Ltd.	116,900	1,568
Dena Co. Ltd.	49,700	1,566
Nippon Meat Packers Inc.	126,000	1,551
Gunma Bank Ltd.	296,000	1,550
Jupiter Telecommunications Co. Ltd.	1,431	1,545
NTN Corp.	354,000	1,526
GS Yuasa Corp.	216,000	1,520
Hiroshima Bank Ltd.	366,200	1,494
NGK Spark Plug Co. Ltd.	111,000	1,487
Takashimaya Co. Ltd.	190,860	1,471
Yamaha Corp.	126,500	1,469
Aeon Mall Co. Ltd.	60,400	1,468
Mitsubishi UFJ Lease & Finance Co. Ltd.	41,600	1,465
Nisshin Seifun Group Inc.	110,400	1,454
Kajima Corp.	591,000	1,432
Keisei Electric Railway Co. Ltd.	222,000	1,428
Sysmex Corp.	20,500	1,425
Mitsui Chemicals Inc.	527,000	1,423
Tokyu Land Corp.	338,000	1,401
TOTO Ltd.	203,000	1,392
Nishi-Nippon City Bank Ltd.	484,000	1,384
Suruga Bank Ltd.	155,000	1,368
NOK Corp.	77,000	1,343
* Sumco Corp.	85,860	1,342
Idemitsu Kosan Co. Ltd.	15,609	1,339
Konami Corp.	75,600	1,335
Casio Computer Co. Ltd.	178,900	1,330
Sojitz Corp.	730,700	1,314
FamilyMart Co. Ltd.	36,300	1,302
Suzuken Co. Ltd.	39,160	1,298
JTEKT Corp.	140,400	1,296
Seiko Epson Corp.	85,300	1,296
J Front Retailing Co. Ltd.	277,200	1,291
77 Bank Ltd.	254,000	1,287
Tsumura & Co.	41,200	1,283
Taiyo Nippon Sanso Corp.	150,000	1,278
Hamamatsu Photonics KK	38,800	1,266
Hitachi Construction Machinery Co. Ltd.	58,400	1,264
Toho Co. Ltd.	78,500	1,262
Namco Bandai Holdings Inc.	135,300	1,254
Marui Group Co. Ltd.	166,700	1,247
Chugoku Bank Ltd.	102,000	1,241
Ube Industries Ltd.	556,000	1,233
Toho Gas Co. Ltd.	247,000	1,223
* Elpida Memory Inc.	105,489	1,213
Fuji Electric Holdings Co. Ltd.	457,000	1,200
Mitsui Engineering & Shipbuilding Co. Ltd.	526,000	1,191
Sumitomo Rubber Industries Ltd.	121,600	1,189
Nippon Sheet Glass Co. Ltd.	542,000	1,183
Mitsui Mining & Smelting Co. Ltd.	408,000	1,169

Denki Kagaku Kogyo KK	270,000	1,163
Shimamura Co. Ltd.	12,500	1,162
Rinnai Corp.	19,700	1,160
Yamaguchi Financial Group Inc.	123,000	1,160
Tokyo Tatemono Co. Ltd.	294,000	1,128
Nomura Research Institute Ltd.	59,700	1,122
Iyo Bank Ltd.	138,000	1,120
Hitachi Metals Ltd.	95,000	1,119
Dowa Holdings Co. Ltd.	187,600	1,117
Shimadzu Corp.	145,000	1,115
Toyo Suisan Kaisha Ltd.	54,000	1,113
Citizen Holdings Co. Ltd.	184,400	1,109
Cosmo Oil Co. Ltd.	423,000	1,104
Sapporo Hokuyo Holdings Inc.	237,900	1,101
Hitachi Chemical Co. Ltd.	58,500	1,094
Kamigumi Co. Ltd.	146,000	1,084
Koito Manufacturing Co. Ltd.	70,712	1,084
Kansai Paint Co. Ltd.	126,000	1,073
Showa Shell Sekiyu KK	138,600	1,060
Yaskawa Electric Corp.	131,000	1,058
Oracle Corp. Japan	22,100	1,054
Yokogawa Electric Corp.	153,800	1,048
Daicel Chemical Industries Ltd.	154,000	1,038
Minebea Co. Ltd.	201,000	1,036
Mizuho Securities Co. Ltd.	450,000	1,029
Kaneka Corp.	171,000	1,029
MediPal Holdings Corp.	80,700	1,025
Nisshin Steel Co. Ltd.	573,000	1,023
Nomura Real Estate Holdings Inc.	71,871	1,021
Ushio Inc.	60,400	1,015
Mitsubishi Logistics Corp.	83,000	995
Air Water Inc.	82,805	984
Toyoda Gosei Co. Ltd.	44,100	975
Kikkoman Corp.	88,000	974
Dainippon Sumitomo Pharma Co. Ltd.	112,500	942
NHK Spring Co. Ltd.	112,000	928
McDonald's Holdings Co. Japan Ltd.	38,000	915
Tokuyama Corp.	179,000	910
Alfresa Holdings Corp.	21,200	903
USS Co. Ltd.	11,960	895
Nissan Chemical Industries Ltd.	79,000	893
Taiheiyo Cement Corp.	743,000	873
Asics Corp.	84,596	864
Hakuhodo DY Holdings Inc.	17,410	842
UNY Co. Ltd.	103,200	817
Square Enix Holdings Co. Ltd.	35,600	800
Yamazaki Baking Co. Ltd.	65,000	794
Toyota Boshoku Corp.	46,900	782
Tosoh Corp.	287,000	775
Daido Steel Co. Ltd.	159,000	774
Mabuchi Motor Co. Ltd.	14,900	763
Obic Co. Ltd.	3,830	725
* Mizuho Trust & Banking Co. Ltd.	802,000	673
Aeon Credit Service Co. Ltd.	62,210	671
Chiyoda Corp.	81,809	671
Mitsumi Electric Co. Ltd.	43,600	668
Sapporo Holdings Ltd.	142,000	667
Hitachi High-Technologies Corp.	35,951	665

Nisshinbo Holdings Inc.	66,000	662
Hino Motors Ltd.	135,000	654
Kinden Corp.	72,000	652
Jafco Co. Ltd.	26,800	635
Tokyo Steel Manufacturing Co. Ltd.	53,300	628
Acom Co. Ltd.	39,321	596
Otsuka Corp.	8,260	549
Senshu Ikeda Holdings Inc.	361,300	543
Nissha Printing Co. Ltd.	23,783	540
Yamato Kogyo Co. Ltd.	22,000	534
Matsui Securities Co. Ltd.	91,100	510
Aozora Bank Ltd.	346,000	510
Fuji Media Holdings Inc.	399	508
Coca-Cola West Co. Ltd.	30,000	507
Itochu Techno-Solutions Corp.	14,900	487
Maruichi Steel Tube Ltd.	25,300	485
Ito En Ltd.	28,100	462
ABC-Mart Inc.	13,900	429
Shinsei Bank Ltd.	578,014	409
Canon Marketing Japan Inc.	29,200	402
Shinko Electric Industries Co. Ltd.	30,973	343
		1,388,909
Netherlands (2.7%)
Unilever NV	1,037,626	31,073
* ING Groep NV	2,454,442	25,454
Koninklijke Philips Electronics NV	615,600	19,370
Koninklijke KPN NV	1,028,536	15,936
Koninklijke Ahold NV	764,640	10,320
Akzo Nobel NV	151,492	9,341
Heineken NV	163,139	8,462
ASML Holding NV	277,065	8,248
TNT NV	245,709	6,613
* Aegon NV	1,038,874	6,236
Reed Elsevier NV	437,258	5,524
Koninklijke DSM NV	103,448	5,309
Wolters Kluwer NV	179,827	3,779
* Randstad Holding NV	74,851	3,401
Heineken Holding NV	71,996	3,155
Fugro NV	43,864	2,888
Corio NV	38,580	2,639
SBM Offshore NV	107,230	2,031
Koninklijke Vopak NV	41,987	2,005
Koninklijke Boskalis Westminster NV	34,733	1,460
Delta Lloyd NV	54,099	1,011
		174,255
New Zealand (0.1%)
Fletcher Building Ltd.	361,884	2,140
Telecom Corp. of New Zealand Ltd.	1,361,216	2,026
Sky City Entertainment Group Ltd.	493,273	1,024
Auckland International Airport Ltd.	568,589	855
Contact Energy Ltd.	198,348	823
		6,868
Norway (0.8%)
Statoil ASA	707,608	14,810
Telenor ASA	541,014	8,497
DnB NOR ASA	610,716	8,337
Yara International ASA	125,802	5,718

Seadrill Ltd.	189,159	5,497
Orkla ASA	505,089	4,665
Norsk Hydro ASA	599,365	3,632
Aker Solutions ASA	114,937	1,670
* Renewable Energy Corp. ASA	288,955	982
		53,808
Portugal (0.3%)
Portugal Telecom SGPS SA	390,765	5,198
EDP - Energias de Portugal SA	1,194,593	4,095
Galp Energia SGPS SA Class B	132,032	2,284
Banco Comercial Portugues SA	1,968,454	1,716
Banco Espirito Santo SA	367,708	1,701
Jeronimo Martins SGPS SA	118,637	1,591
* EDP Renovaveis SA	174,661	989
Brisa Auto-Estradas de Portugal SA	119,537	772
Cimpor Cimentos de Portugal SGPS SA	114,790	740
		19,086
Singapore (1.7%)
Singapore Telecommunications Ltd.	5,063,290	12,084
DBS Group Holdings Ltd.	1,117,123	11,952
United Overseas Bank Ltd.	780,504	10,855
Oversea-Chinese Banking Corp. Ltd.	1,595,300	10,726
Keppel Corp. Ltd.	801,276	5,470
Wilmar International Ltd.	1,191,000	5,431
* Genting Singapore PLC	3,787,000	5,357
CapitaLand Ltd.	1,709,000	5,274
Singapore Airlines Ltd.	364,710	4,527
Singapore Exchange Ltd.	583,000	3,998
City Developments Ltd.	357,000	3,459
Singapore Press Holdings Ltd.	1,049,250	3,391
Fraser and Neave Ltd.	677,650	3,348
Noble Group Ltd.	1,811,890	2,604
Singapore Technologies Engineering Ltd.	1,015,906	2,594
Golden Agri-Resources Ltd.	5,231,831	2,268
Olam International Ltd.	904,200	2,240
Jardine Cycle & Carriage Ltd.	73,037	2,185
SembCorp Industries Ltd.	596,660	1,978
ComfortDelGro Corp. Ltd.	1,421,000	1,641
Keppel Land Ltd.	509,000	1,568
SembCorp Marine Ltd.	486,600	1,454
UOL Group Ltd.	372,750	1,311
Yangzijiang Shipbuilding Holdings Ltd.	936,000	1,254
Cosco Corp. Singapore Ltd.	671,000	903
* Neptune Orient Lines Ltd.	509,250	767
StarHub Ltd.	327,000	642
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	236,188	19
		109,300
Spain (3.8%)
Banco Santander SA	5,220,772	66,264
Telefonica SA	2,606,672	64,701
Banco Bilbao Vizcaya Argentaria SA	2,260,078	30,584
Iberdrola SA	2,546,877	19,639
Repsol YPF SA	465,786	12,008
Inditex SA	135,296	10,755
ACS Actividades de Construccion y Servicios SA	85,488	4,272
Abertis Infraestructuras SA	195,542	3,648
Banco Popular Espanol SA	564,873	3,590

Red Electrica Corp. SA	69,339	3,266
Criteria Caixacorp SA	576,453	3,031
Banco de Sabadell SA	588,044	2,946
Ferrovial SA	294,672	2,764
Gas Natural SDG SA	152,158	2,273
Enagas	106,433	2,161
Iberdrola Renovables SA	555,347	1,848
Acciona SA	17,318	1,465
Zardoya Otis SA	80,028	1,434
Bankinter SA	193,615	1,349
Mapfre SA	438,957	1,338
Acerinox SA	74,455	1,327
* Iberia Lineas Aereas de Espana SA	332,303	1,284
Indra Sistemas SA	65,673	1,255
Grifols SA	76,426	1,097
* Gamesa Corp. Tecnologica SA	128,443	900
Gestevision Telecinco SA	81,050	892
Fomento de Construcciones y Contratas SA	28,530	789
Banco de Valencia SA	118,169	673
		247,553
Sweden (3.2%)
Hennes & Mauritz AB Class B	650,290	23,601
Nordea Bank AB	2,052,103	21,441
Telefonaktiebolaget LM Ericsson Class B	1,909,398	20,940
TeliaSonera AB	1,458,449	11,828
Svenska Handelsbanken AB Class A	323,270	10,622
* Volvo AB Class B	711,260	10,481
Sandvik AB	665,216	10,214
Atlas Copco AB Class A	448,814	8,680
Skandinaviska Enskilda Banken AB Class A	915,818	6,818
* Swedbank AB Class A	450,556	6,272
SKF AB	257,611	5,942
Svenska Cellulosa AB Class B	375,661	5,725
Assa Abloy AB Class B	195,025	4,929
Millicom International Cellular SA	51,063	4,876
Atlas Copco AB Class B	265,551	4,687
Skanska AB Class B	249,077	4,573
Scania AB Class B	199,458	4,413
Electrolux AB Class B	167,766	4,136
Tele2 AB	196,143	4,115
Swedish Match AB	149,286	3,989
Alfa Laval AB	226,733	3,987
Kinnevik Investment AB Class B	153,939	3,266
Getinge AB	138,584	3,240
Boliden AB	184,335	2,798
Ratos AB	72,421	2,507
Hexagon AB Class B	114,821	2,467
Securitas AB Class B	224,606	2,425
Modern Times Group AB Class B	30,657	2,291
SSAB AB Class A	127,249	2,032
Husqvarna AB	243,765	1,809
Holmen AB	43,748	1,351
SSAB AB Class B	57,508	809
		207,264
Switzerland (7.8%)
Nestle SA	2,197,259	117,130
Novartis AG	1,342,779	77,288

Roche Holding AG	446,961	61,069
* UBS AG	2,324,313	39,573
Credit Suisse Group AG	719,808	30,666
ABB Ltd.	1,398,330	29,526
Zurich Financial Services AG	94,687	22,197
Cie Financiere Richemont SA	335,718	16,198
Syngenta AG	61,082	15,195
Holcim Ltd.	158,996	10,217
Swiss Reinsurance Co. Ltd.	228,588	10,027
Swatch Group AG (Bearer)	19,874	7,487
Swisscom AG	15,159	6,121
SGS SA	3,478	5,623
Givaudan SA	5,415	5,541
Julius Baer Group Ltd.	131,499	4,790
Geberit AG	24,731	4,407
Synthes Inc.	35,817	4,146
Kuehne & Nagel International AG	32,488	3,904
Sonova Holding AG	31,567	3,859
Adecco SA	73,549	3,845
Schindler Holding AG (Bearer)	32,209	3,458
Baloise Holding AG	32,988	2,976
Lonza Group AG	32,661	2,792
* Actelion Ltd.	65,990	2,643
Swiss Life Holding AG	22,858	2,604
Sika AG	1,394	2,574
Swatch Group AG (Registered)	33,535	2,321
GAM Holding AG	150,707	2,289
Lindt & Spruengli AG	74	2,067
* Logitech International SA	105,682	1,845
Nobel Biocare Holding AG	97,928	1,761
Aryzta AG	38,327	1,677
Lindt & Spruengli AG	591	1,418
Schindler Holding AG (Registered)	12,186	1,303
Straumann Holding AG	5,424	1,211
Aryzta AG	14,448	636
		512,384
United Kingdom (21.6%)
HSBC Holdings PLC	11,114,111	112,430
Vodafone Group PLC	33,427,009	82,476
BP PLC	11,920,036	81,557
GlaxoSmithKline PLC	3,302,253	65,136
Royal Dutch Shell PLC Class A	2,009,579	60,558
Rio Tinto PLC	919,085	53,843
Royal Dutch Shell PLC Class B	1,713,733	50,067
British American Tobacco PLC	1,266,910	47,314
AstraZeneca PLC	918,636	46,630
BHP Billiton PLC	1,400,049	44,651
BG Group PLC	2,153,977	37,925
Standard Chartered PLC	1,297,698	37,263
Barclays PLC	7,251,764	34,085
Tesco PLC	5,085,838	33,926
Anglo American PLC	836,073	33,187
* Lloyds Banking Group PLC	25,840,410	29,979
Diageo PLC	1,588,595	27,340
Xstrata PLC	1,302,282	24,946
Unilever PLC	817,286	23,655
Reckitt Benckiser Group PLC	392,962	21,643

Imperial Tobacco Group PLC	649,267	19,368
SABMiller PLC	603,465	19,319
National Grid PLC	2,189,736	18,574
Centrica PLC	3,262,286	16,584
Prudential PLC	1,601,937	16,008
BAE Systems PLC	2,239,404	12,059
Tullow Oil PLC	562,214	11,254
Rolls-Royce Group PLC	1,178,138	11,189
Aviva PLC	1,766,151	11,071
BT Group PLC	4,928,236	10,828
Scottish & Southern Energy PLC	586,546	10,308
Compass Group PLC	1,180,499	9,850
WPP PLC	799,412	8,863
* Royal Bank of Scotland Group PLC	10,998,936	8,158
Shire PLC	361,747	8,144
British Sky Broadcasting Group PLC	727,793	8,088
Pearson PLC	515,856	7,999
Old Mutual PLC	3,479,334	7,593
Royal Dutch Shell PLC Class A	240,045	7,266
Experian PLC	665,665	7,255
Reed Elsevier PLC	794,493	6,718
* Cairn Energy PLC	895,825	6,393
Marks & Spencer Group PLC	1,020,234	6,232
Legal & General Group PLC	3,768,625	6,130
WM Morrison Supermarkets PLC	1,295,873	6,027
International Power PLC	981,125	5,977
Kingfisher PLC	1,530,121	5,638
Randgold Resources Ltd.	54,993	5,561
Standard Life PLC	1,437,572	5,228
Smith & Nephew PLC	571,017	5,207
Land Securities Group PLC	504,177	5,073
Capita Group PLC	405,248	5,007
ARM Holdings PLC	794,493	4,943
J Sainsbury PLC	787,500	4,839
Smiths Group PLC	251,542	4,825
Antofagasta PLC	245,129	4,765
Burberry Group PLC	286,969	4,697
* Wolseley PLC	181,723	4,569
RSA Insurance Group PLC	2,183,249	4,486
Next PLC	123,989	4,322
Carnival PLC	108,647	4,285
British Land Co. PLC	581,779	4,254
Aggreko PLC	163,465	4,038
United Utilities Group PLC	442,321	3,981
Man Group PLC	1,139,592	3,927
Johnson Matthey PLC	140,310	3,884
* Autonomy Corp. PLC	135,198	3,853
Sage Group PLC	859,834	3,736
Resolution Ltd.	942,134	3,629
Associated British Foods PLC	219,775	3,623
G4S PLC	888,283	3,560
AMEC PLC	222,508	3,449
Petrofac Ltd.	155,859	3,361
Admiral Group PLC	126,619	3,318
Severn Trent PLC	157,162	3,235
Intercontinental Hotels Group PLC	171,829	3,068
Hammerson PLC	479,197	2,971
3i Group PLC	651,775	2,938

Kazakhmys PLC	128,205	2,925
Serco Group PLC	300,250	2,902
Cobham PLC	759,923	2,760
Rexam PLC	568,438	2,745
Inmarsat PLC	262,935	2,745
Intertek Group PLC	94,834	2,732
Vedanta Resources PLC	79,164	2,695
Whitbread PLC	104,683	2,674
* Lonmin PLC	101,923	2,674
Investec PLC	326,479	2,609
Bunzl PLC	218,331	2,604
ICAP PLC	378,378	2,566
Invensys PLC	535,623	2,515
Eurasian Natural Resources Corp. PLC	169,917	2,455
Fresnillo PLC	122,901	2,397
* ITV PLC	2,328,346	2,185
Segro PLC	505,556	2,172
Babcock International Group PLC	208,901	1,871
Capital Shopping Centres Group PLC	322,261	1,863
Schroders PLC	79,777	1,804
Cable & Wireless Worldwide PLC	1,528,279	1,758
Balfour Beatty PLC	394,213	1,659
Home Retail Group PLC	511,448	1,657
* British Airways PLC	418,713	1,599
Firstgroup PLC	276,358	1,576
Thomas Cook Group PLC	560,739	1,516
London Stock Exchange Group PLC	105,270	1,127
TUI Travel PLC	319,242	1,075
		1,411,996
Total Common Stocks (Cost $6,340,783)		6,528,609
Other Assets and Liabilities-Net (0.1%)		7,318
Net Assets (100%)		6,535,927
* Non-income-producing security.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

Tax-Managed International Fund

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,844	6,521,689	76
Total	6,844	6,521,689	76

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2010:

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of December 31, 2009	80
Change in Unrealized Appreciation (Depreciation)	(4)
Balance as of September 30, 2010	76

D. At September 30, 2010, the cost of investment securities for tax purposes was $6,340,783,000. Net unrealized appreciation of investment securities for tax purposes was $187,826,000, consisting of unrealized gains of $782,337,000 on securities that had risen in value since their purchase and $594,511,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX- MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX- MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2010

VANGUARD TAX- MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.